The Bond Fund of America®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 96.62% Mortgage-backed obligations 36.90% Federal agency mortgage-backed obligations 33.40%	Principal amount (000)	Value (000)
Fannie Mae Pool #932119 4.50% 11/1/2024[1]	USD8	$8
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	23	23
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	46	46
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	29	29
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	3	3
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	1	1
Fannie Mae Pool #256449 6.50% 10/1/2026[1]	7	7
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
Fannie Mae Pool #256821 6.50% 7/1/2027[1]	1	1
Fannie Mae Pool #256856 6.50% 8/1/2027[1]	19	19
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	21	21
Fannie Mae Pool #256886 6.50% 9/1/2027[1]	13	13
Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]	5	5
Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	155	152
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	3	3
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	206	203
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	110	110
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	29	29
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	291	282
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	9	9
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,126	1,067
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	13,885	13,155
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	22	23
Fannie Mae Pool #745140 5.00% 11/1/2035[1]	132	135
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,099	1,094
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	216	215
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,432	1,427
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	806	803
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	6,866	6,547
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	708	675
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	8,343	7,924
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	14,682	13,962
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]	50	51
Fannie Mae Pool #924069 7.00% 5/1/2037[1]	59	59
Fannie Mae Pool #954927 7.00% 7/1/2037[1]	89	91
Fannie Mae Pool #966170 7.00% 7/1/2037[1]	67	69
The Bond Fund of America — Page 1 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #954936 7.00% 7/1/2037[1]	USD34	$35
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	14	15
Fannie Mae Pool #924866 6.765% 10/1/2037[1,3]	5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	14	14
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	30	30
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	33	34
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	3,161	3,199
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	25	26
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	52	53
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	5,956	5,239
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	76	75
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	218	224
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,526	1,509
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	6,704	5,890
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	460	466
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,699	1,681
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,581	1,564
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	384	379
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	294	291
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	21,496	18,780
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	939	968
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	30	31
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	29	30
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	45,476	39,776
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,064	1,096
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	110,142	96,276
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	553	570
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	42	43
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	31,126	27,235
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	21,843	19,067
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	11,623	10,143
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	162,301	141,470
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	20,447	17,869
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	369	363
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	509	515
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	96	95
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	493	508
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	297	294
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	308	304
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	298	308
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	99	102
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	69,757	60,712
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	573	567
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	381	375
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	343	339
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	63	65
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	29,726	25,858
Fannie Mae Pool #890407 4.00% 2/1/2042[1]	809	800
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	130	133
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	17,076	14,854
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	2,929	2,912
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	2,301	2,276
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	175	173
The Bond Fund of America — Page 2 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	USD5,596	$4,868
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	3,567	3,522
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	443	424
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	50	52
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	222	212
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	60	57
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	84	80
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,449	1,426
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	13,840	12,842
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	2,010	1,926
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	612	585
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,687	2,645
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	11,165	10,665
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	181	179
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	276	264
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	97	93
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	608	578
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,164	1,108
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,589	1,502
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	14,931	14,690
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,644	2,601
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,516	3,438
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	1,052	1,026
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	25	24
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	253	253
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	31	30
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	240	240
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	76	76
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	313	295
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	33,549	32,913
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	602	583
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	304	296
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	221	220
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	475	438
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	33	30
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	14,328	13,526
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,583	1,495
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	31,804	31,155
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	575	531
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	2,254	2,255
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	419	406
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	958	910
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	257	245
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	147	140
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	123	117
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	66	62
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	66	65
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	415	402
Fannie Mae Pool #256893 7.00% 8/1/2047[1]	10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	5,828	5,671
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	39,606	38,782
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	157	148
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	1,028	1,024
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	11,447	10,860
The Bond Fund of America — Page 3 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	USD3,057	$2,982
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,535	1,503
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	4,186	4,177
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,065	1,062
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	515	515
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,184	1,120
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,299	1,294
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	720	682
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	4,672	4,428
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	929	908
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,267	1,240
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,808	5,336
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	387	395
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	25,507	24,039
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	335	328
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	201	202
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	12	12
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	68,066	66,649
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,141	2,104
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	4,997	5,192
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	414	391
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	7,558	7,161
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	7,507	7,132
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,108	1,017
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	752	692
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	21,515	20,310
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,921	1,818
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	37,082	35,099
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	9,858	9,390
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	5,432	5,141
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,409	1,371
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	32,626	31,910
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	20,482	19,387
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	193,684	182,847
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	10,964	9,956
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	43,539	39,921
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	16,520	15,595
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	17,576	17,136
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	39,292	34,559
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	5,427	4,725
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	38,604	35,518
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	9,435	8,602
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	12,120	10,658
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	5,453	5,000
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	28,991	25,572
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	6,581	5,791
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,426	2,213
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	7,210	6,074
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,294	2,017
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	8,737	7,943
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	89,384	78,608
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	50,940	44,460
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	4,138	3,650
The Bond Fund of America — Page 4 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	USD7,648	$6,379
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	969	812
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	18,230	15,911
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	7,224	6,305
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	49,484	45,334
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	33,918	31,201
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	5,821	5,305
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	42,571	35,495
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	15,339	13,998
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	3,049	2,567
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,881	1,576
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	37,081	32,578
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	9,472	8,256
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	4,327	3,934
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	7,254	6,119
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,093	5,285
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	177,346	161,326
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	2,852	2,374
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	205	170
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	17,336	15,088
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	50,976	46,740
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	23,613	21,353
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	8,155	7,391
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	2,897	2,626
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	22,634	18,822
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	121	100
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,687	4,090
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	4,005	3,372
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	4,915	4,304
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	17,513	15,928
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	15,531	14,086
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	6,871	6,288
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,186	1,982
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	81	67
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	57,054	49,745
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	49,284	42,922
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	3,709	3,253
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	23,022	20,093
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	656	573
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	18,603	16,981
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	70,682	68,686
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	13,522	11,793
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	357	334
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	11,903	10,376
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	8,302	7,526
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	338	315
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	89,150	73,990
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	953	799
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	19,842	17,444
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	10,164	8,966
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,669	13,317
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,314	5,744
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,825	1,665
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	401	375
The Bond Fund of America — Page 5 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	USD60	$58
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,702	1,411
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	57,232	50,184
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	48,868	43,310
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	27,565	24,138
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	22,054	19,388
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	21,610	18,948
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	16,792	14,696
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	11,059	9,738
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	10,363	9,077
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	9,252	8,101
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	2,273	1,979
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	30,456	27,846
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	13,971	12,807
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,834	1,671
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	7,953	7,462
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	26	24
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	3,514	2,916
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	29,967	27,197
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	25,269	24,014
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	840	794
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	622	580
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	386	360
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	56	53
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	108,479	89,861
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	55,881	46,302
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	12,567	10,482
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	5,221	4,326
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,719	1,427
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	20,403	17,936
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,616	1,415
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	38	35
Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	11,250	9,319
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	2,665	2,212
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	2,187	1,812
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	2,154	1,788
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,783	1,480
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	24,934	20,655
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	13,619	11,296
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	2,998	2,483
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	366	318
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,666	1,381
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	22,289	21,413
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	3,462	2,870
Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]	22,334	22,381
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	166	166
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	611	621
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,254	3,131
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,392	4,401
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	635	637
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	183	184
Fannie Mae Pool #CB4604 4.00% 9/1/2052[1]	437	420
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	333	320
The Bond Fund of America — Page 6 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	USD1,944	$1,912
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	393	390
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	76,315	76,646
Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	2,655	2,551
Fannie Mae Pool #BW1241 4.00% 10/1/2052[1]	504	484
Fannie Mae Pool #BW7063 4.00% 10/1/2052[1]	263	253
Fannie Mae Pool #BW9888 4.00% 10/1/2052[1]	205	198
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	23,079	22,724
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	3,125	3,076
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,911	1,882
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	8,330	8,338
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	22,890	23,219
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	20,206	20,499
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	9,109	8,971
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	2,708	2,665
Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]	39,581	39,675
Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]	23,963	24,006
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	195	195
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	32,695	33,162
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	6,617	6,712
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	1,405	1,440
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	66,700	64,107
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	208	200
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	44,933	44,188
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,263	7,146
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	292,464	293,168
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	33,205	33,665
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	403	409
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	56,650	58,005
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,170	5,298
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,628	2,694
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	1,757	1,800
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,132	1,160
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	50	51
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	48	49
Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	2,574	2,671
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	46,141	46,709
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	802	813
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	21,495	22,018
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	848	848
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	93	93
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	5,742	5,851
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,270	4,346
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,339	3,392
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,892	1,922
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,699	1,730
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	871	883
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	457	463
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	364	369
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	351	355
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	21,617	22,131
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	8,405	8,618
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,397	5,185
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	952	937
The Bond Fund of America — Page 7 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD43,297	$43,319
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	22,976	23,012
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	5,786	5,799
Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]	1,436	1,437
Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]	1,292	1,293
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	768	768
Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]	730	730
Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]	639	639
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	189	189
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	76,789	77,753
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,886	6,997
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	2,863	2,904
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	1,903	1,929
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,030	1,044
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	51	51
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	61,714	63,154
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,601	2,663
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,257	5,499
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	6,554	5,699
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	9,297	8,933
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	61,944	61,971
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	11,189	11,203
Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]	3,941	3,942
Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]	2,792	2,792
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	2,176	2,177
Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]	1,915	1,915
Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]	1,312	1,313
Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]	412	412
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	133,407	135,038
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	21,484	21,746
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	7,001	7,091
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,527	3,583
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,332	1,350
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	180	182
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	336,657	344,678
Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	11,585	11,983
Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	316	303
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	12,343	12,141
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	139,507	139,559
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	30,038	30,070
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	5,511	5,512
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	5,242	5,243
Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]	2,605	2,605
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	2,175	2,176
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	2,137	2,137
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	2,077	2,081
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	95,432	96,581
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	61,580	62,446
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	5,966	6,059
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	206	209
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	78,477	80,388
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	30,857	31,671
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	18,261	18,749
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	13,816	14,165
The Bond Fund of America — Page 8 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	USD5,310	$5,435
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	985	1,009
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	25,417	26,286
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	8,984	9,297
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	6,681	6,904
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	12,709	10,546
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	41,796	41,103
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,608	7,484
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	23,098	23,105
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	17,229	17,232
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	7,308	7,311
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	2,790	2,789
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	95
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	140,685	142,411
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	5,658	5,792
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,474	4,589
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	68,526	70,809
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	29,437	28,949
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,472	11,284
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	5,855	5,856
Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]	1,661	1,662
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	184,554	186,795
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	9,898	9,734
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	36,081	36,760
Fannie Mae Pool #CB7118 6.00% 9/1/2053[1]	54,643	56,483
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	49,584	50,748
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	15,182	15,525
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	131,720	136,107
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	9,193	9,525
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	18,274	17,555
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	881	866
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,786	1,807
Fannie Mae Pool #CB7339 6.00% 10/1/2053[1]	221,007	226,946
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	73,818	75,539
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	48,206	49,297
Fannie Mae Pool #CB7344 6.00% 10/1/2053[1]	36,796	37,717
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	9,127	8,768
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	285,460	285,437
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	300,072	303,684
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	72,655	73,530
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	54,264	55,703
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	38,279	39,298
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	22,420	22,930
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	11,195	11,614
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	8,433	8,533
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	681	690
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	37,690	38,543
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	45,859	47,371
Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	18,650	17,916
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	87,139	89,437
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	19,062	19,489
Fannie Mae Pool #DA9344 6.00% 1/1/2054[1]	10,588	10,844
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	68,666	70,881
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	42,787	44,360
The Bond Fund of America — Page 9 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	USD1,225	$1,272
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	8,984	9,094
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	2,315	2,343
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	68,068	69,835
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	30,495	31,287
Fannie Mae Pool #FS7221 6.00% 2/1/2054[1]	14,742	15,154
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	11,647	11,937
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	11,436	11,695
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	50,881	52,625
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	40,116	41,495
Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	12,072	12,523
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	9,317	9,683
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	4,975	4,779
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	62,443	63,436
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	33,301	33,872
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	32,359	32,750
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	26,358	26,809
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	13,603	13,783
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	27,824	28,613
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	24,063	24,733
Fannie Mae Pool #DA9098 6.00% 3/1/2054[1]	9,767	10,005
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	5,312	5,442
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	2	2
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	8,943	9,287
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	32,413	31,133
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	34,068	34,476
Fannie Mae Pool #DB1300 5.50% 4/1/2054[1]	26,101	26,499
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	12,673	12,843
Fannie Mae Pool #BU4479 5.50% 4/1/2054[1]	2,863	2,899
Fannie Mae Pool #DA8433 5.50% 4/1/2054[1]	2,795	2,837
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	721	734
Fannie Mae Pool #CB8385 6.00% 4/1/2054[1]	99,015	101,928
Fannie Mae Pool #DB1299 6.00% 4/1/2054[1]	16,967	17,428
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	3,182	3,316
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	6,038	5,800
Fannie Mae Pool #CB8536 5.50% 5/1/2054[1]	57,896	58,960
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	5,683	5,759
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,029	2,076
Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	4,725	4,538
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	17,845	18,145
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	23,650	24,425
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	13,209	13,593
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	12,382	12,661
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	870	891
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	740	760
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	18,033	18,710
Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,787	11,212
Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	3,042	3,141
Fannie Mae Pool #MA5391 7.00% 6/1/2054[1]	3,346	3,477
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	46,202	46,953
Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	35,571	36,149
Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	18,301	18,614
Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	16,082	16,273
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	11,733	11,934
The Bond Fund of America — Page 10 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	USD45,797	$47,119
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	37,766	38,841
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	27,113	27,900
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	20,282	20,734
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	18,390	18,912
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	13,410	13,719
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	7,826	8,002
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	5,731	5,860
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,253	4,373
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	923	949
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	619	636
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	64,340	66,352
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	28,404	29,482
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	26,719	27,722
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	16,715	17,337
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	9,728	10,090
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	6,859	7,115
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	2,636	2,718
Fannie Mae Pool #MA5423 7.00% 7/1/2054[1]	8,979	9,336
Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	13,196	13,205
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	9,174	9,292
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	22,313	22,810
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	8,222	8,408
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	4,204	4,324
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,543	2,604
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,195	2,247
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	1,687	1,735
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,483	1,516
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	340	349
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	270	277
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	249	255
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	35,361	36,465
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	21,537	22,311
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	17,975	18,695
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	38,662	39,159
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	22,297	22,672
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	6,248	6,323
Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	23,617	24,303
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	19,033	19,569
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	4,460	4,592
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	1,441	1,482
Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	21,124	20,350
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	13,520	12,524
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	21,187	19,704
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	32,941	30,471
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	23,894	22,105
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	51,358	47,511
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	32,906	30,442
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	43,105	37,849
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	21,636	18,047
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	20,983	18,469
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	9,965	9,674
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	7,496	7,378
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	48,851	44,759
The Bond Fund of America — Page 11 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	USD36,379	$33,331
Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	28,050	26,771
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]	197	82
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	41	45
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	257	261
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	89	91
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	439	468
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	641	656
Fannie Mae, Series 2002-W1, Class 2A, 4.583% 2/25/2042[1,3]	542	545
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[1,3]	7	7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	410	398
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.75% 8/25/2030[1,3]	3,050	2,976
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	8,000	8,116
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	172	164
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	254	220
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	93	84
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	18	18
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	1	1
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	1	1
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	5	5
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	1	1
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	1	1
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	34	34
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	11	11
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,211	2,204
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	676	669
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	314	313
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	431	411
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	953	962
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,496	2,483
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	26	26
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	38,213	36,389
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	1	2
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	1,840	1,887
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	10	10
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	3,877	3,927
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	4,050	3,546
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,488	4,799
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	18,489	16,157
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	26,447	23,090
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	9,724	8,486
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	481	496
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	218	224
The Bond Fund of America — Page 12 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	USD13	$14
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	95,861	83,733
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	71,692	62,593
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	24	25
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	149,312	130,256
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,820	1,839
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	429	434
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	182	184
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	18,859	16,465
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	10,876	9,470
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	70,772	61,592
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	14,497	12,545
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	57,915	50,370
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	18,433	16,032
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	42	41
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	461	441
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	679	649
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	530	506
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	3,684	3,630
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,362	2,250
Freddie Mac Pool #760012 3.238% 4/1/2045[1,3]	459	471
Freddie Mac Pool #760013 3.469% 4/1/2045[1,3]	254	261
Freddie Mac Pool #760014 3.151% 8/1/2045[1,3]	1,473	1,477
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	491	471
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	11,907	11,336
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	463	449
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	9,082	8,945
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	95	89
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	90	91
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,410	4,197
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	254	254
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	458	459
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	243	245
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	354	353
Freddie Mac Pool #760015 2.833% 1/1/2047[1,3]	1,715	1,666
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	865	810
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	6,312	6,219
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	246	245
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	63	59
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	1,084	1,015
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,286	1,223
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	5,925	5,748
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,372	4,030
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	7,187	6,785
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	3,535	3,461
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,667	2,598
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,385	1,382
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	3,522	3,452
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	21,465	20,369
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	935	888
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	862	818
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	715	678
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	640	607
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	593	561
The Bond Fund of America — Page 13 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	USD486	$461
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	386	368
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	243	231
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	225	215
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	20,152	19,745
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	946	921
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	212	200
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	845	827
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	758	742
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	388	381
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	482	458
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	284	270
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	168	158
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,268	1,241
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	310	309
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,797	5,641
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	122	116
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,463	2,474
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,241	1,247
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	863	859
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,467	1,427
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,997	2,836
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,103	3,887
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	835	791
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	53,889	51,007
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	6,886	6,560
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	6,719	6,400
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	16,920	15,513
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	7,028	6,462
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	4,078	3,728
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	19,714	18,660
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	25,176	23,016
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	11,410	10,474
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	17,335	15,719
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	26,165	24,018
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	35,017	30,886
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,553	2,327
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	9,984	9,090
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	21,603	19,055
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	14,783	12,327
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	27,216	23,753
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	9,633	8,384
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,725	1,443
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,275	2,758
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	708	591
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	3,914	3,439
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	35,486	32,338
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	60,819	50,474
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	23,158	19,428
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,560	3,980
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	6,071	5,501
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	15,426	13,509
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	14,837	12,942
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	77,192	70,610
The Bond Fund of America — Page 14 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	USD819	$680
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	71,866	62,652
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	61,560	54,139
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	5,942	5,386
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	3,897	3,547
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	662	600
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	780	648
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	24,204	22,082
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	16,856	15,273
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	126,479	106,126
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	4,428	3,675
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	13,123	11,507
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	10,099	8,856
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	6,940	6,290
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,123	1,757
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	7,933	6,946
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,375	3,939
Freddie Mac Pool #SD8188 2.00% 1/1/2052[1]	330	273
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	21,166	18,431
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,402	1,227
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	39,863	36,345
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,661	1,506
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	282	263
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,733	1,435
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	13,326	11,613
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	23,190	22,022
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	4,618	4,329
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	4,100	3,400
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	3,448	2,857
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	988	820
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	880	729
Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	863	715
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	533	442
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,537	2,225
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	30,282	27,583
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	878	819
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	39	37
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	17	17
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,289	2,723
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	984	815
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	26,188	22,959
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	174	152
Freddie Mac Pool #8D0226 2.538% 5/1/2052[1,3]	8,579	7,870
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	415,319	373,038
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	805	750
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	672	627
Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	4,936	4,093
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	40,652	39,509
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	875	842
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	23,533	23,171
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	123	123
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	64,145	57,654
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,191	4,992
Freddie Mac Pool #QE8533 4.00% 7/1/2052[1]	200	193
The Bond Fund of America — Page 15 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]	USD29,317	$29,395
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	700	703
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	369	370
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	754	651
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	28,205	25,658
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	804	773
Freddie Mac Pool #QE9260 4.00% 8/1/2052[1]	252	243
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	13,476	13,268
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	521	512
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	266	270
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	30,673	27,564
Freddie Mac Pool #RA7918 4.00% 9/1/2052[1]	298	287
Freddie Mac Pool #QE9349 4.00% 9/1/2052[1]	296	285
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,440	2,403
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	604	594
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	359	353
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,039	9,049
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	8,095	7,787
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,774	4,592
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	293	282
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	20,887	20,540
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	19,907	19,601
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,551	3,496
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	3,068	3,020
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	344	338
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	233	230
Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]	24,214	24,238
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	7,998	8,010
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	45,261	46,120
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	121,125	118,779
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	41,755	40,922
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,765	2,721
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	56,176	56,947
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	7,542	6,780
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,770	2,665
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	146,260	146,442
Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]	83,297	83,400
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	10,485	10,611
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,426	10,977
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	8,372	8,239
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,485	1,486
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	86,745	88,833
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	25,806	26,473
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	437	448
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	62	64
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	1,803	1,734
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	76,798	77,878
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,205	5,279
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	4,775	4,841
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	859	870
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	490	497
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	51,831	53,092
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	55	56
The Bond Fund of America — Page 16 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	USD2,717	$2,611
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	378	371
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	20,659	20,935
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,832	7,937
Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	5,664	5,443
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	20,072	20,081
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	17,916	17,937
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	9,042	9,046
Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]	1,450	1,451
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	1,087	1,087
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	32,687	33,084
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	118	120
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	539	517
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	243	239
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	116,189	116,241
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	16,700	16,705
Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]	729	729
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	154,205	156,091
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	57,780	58,578
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	6,938	7,033
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,201	4,278
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	125,538	128,516
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	20,028	20,593
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	19,420	18,678
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	13,152	12,937
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	151,756	151,812
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	975	976
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	144,648	146,427
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	14,789	14,988
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	7,821	7,946
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,265	7,361
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	32	33
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	24	24
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	89,606	91,732
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	53,272	54,775
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	23,146	23,718
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	20,621	21,136
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	19,114	19,719
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	17,872	18,377
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	12,169	12,455
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,394	8,812
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	468	480
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	8,011	8,270
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	7,113	7,348
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	6,286	6,576
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	6,240	6,532
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,518	4,738
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,342	3,490
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,407	2,490
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,806	1,920
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	8,559	8,562
Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]	7,762	7,767
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	5,616	5,616
The Bond Fund of America — Page 17 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	USD748	$750
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	710	710
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	180,142	182,281
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	61,842	62,714
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	101,373	103,646
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	24,203	24,860
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	21,737	22,237
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	5,384	5,557
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	677	700
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	4,947	4,753
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	73,011	73,034
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	974	974
Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]	742	742
Freddie Mac Pool #SD3559 5.50% 8/1/2053[1]	5,114	5,211
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	86,540	88,848
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	600	614
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	14,598	14,360
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	64,954	65,741
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	33,741	34,885
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,957	4,047
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	12,195	11,715
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	6,269	6,271
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	27,809	28,143
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	127,979	130,925
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	70,716	72,497
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	33,178	34,266
Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	5,261	5,055
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,679	9,519
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	356,791	356,702
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	8,728	8,835
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	22,856	23,376
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	14,163	14,689
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,613	10,438
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	144,785	148,060
Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	92,644	94,950
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	43,523	44,667
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	10,148	10,437
Freddie Mac Pool #QH5945 6.50% 12/1/2053[1]	33,974	35,172
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	5,650	5,428
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,273	2,235
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	57,914	59,441
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	55,431	56,685
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	63,489	65,649
Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	13,515	14,020
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,950	6,147
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	746	770
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	1,505	1,445
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	11,793	11,935
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	31,103	31,909
Freddie Mac Pool #SD4896 6.00% 2/1/2054[1]	18,864	19,389
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	15,776	16,130
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	12,900	13,208
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	7,516	7,719
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,220	5,342
The Bond Fund of America — Page 18 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	USD42,925	$44,494
Freddie Mac Pool #RJ0881 6.50% 2/1/2054[1]	23,690	24,494
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	18,752	19,396
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	66,733	67,536
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	29,799	30,258
Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	52,971	54,380
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	6,697	6,852
Freddie Mac Pool #QI2727 6.50% 3/1/2054[1]	24,570	25,361
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	6,047	6,247
Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	24,023	23,621
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	20,184	20,530
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	15,067	15,247
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	6,369	6,452
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	45,233	46,433
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	31,896	32,800
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	19,577	20,094
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	15,531	16,001
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	388	397
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	12,159	12,626
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	36,646	37,319
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[1]	17,306	17,569
Freddie Mac Pool #QI5369 5.50% 5/1/2054[1]	11,889	12,032
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	5,963	6,051
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	70,239	71,911
Freddie Mac Pool #RJ1431 6.00% 5/1/2054[1]	12,247	12,632
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	520	535
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	68,674	71,253
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	32,830	34,040
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	20,347	21,167
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	4,604	4,607
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	55,811	56,721
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	8,437	8,580
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	40,680	41,760
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	34,186	35,190
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	28,245	29,134
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	83,940	86,702
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	28,294	29,356
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	10,654	11,072
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	10,465	10,792
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	1,074	1,114
Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	17,399	17,680
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	11,930	12,095
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	11,563	11,753
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	67,446	69,379
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	53,682	55,705
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	38,425	39,493
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	27,429	28,082
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	17,639	18,032
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	10,811	11,122
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	7,961	8,150
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	4,623	4,749
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	969	996
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	745	764
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	21,536	22,292
The Bond Fund of America — Page 19 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	USD11,650	$12,035
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	4,622	4,766
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,230	4,386
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	3,866	4,006
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	16,203	16,232
Freddie Mac Pool #RJ2194 5.00% 8/1/2054[1]	13,954	13,986
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	11,592	11,623
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	10,461	10,471
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	51,123	51,783
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	34,528	35,119
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	34,578	35,042
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	29,241	29,701
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	22,519	22,788
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	15,897	16,150
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	11,550	11,748
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	5,186	5,274
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	43,256	44,294
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	23,912	24,591
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	21,039	21,539
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	16,545	17,010
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	15,785	16,266
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	14,483	14,806
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	4,293	4,415
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	2,657	2,734
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	44,077	45,732
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	22,344	23,183
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	18,120	18,686
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	16,189	16,827
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	15,460	16,062
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	10,081	10,412
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	8,576	8,912
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	5,692	5,904
Freddie Mac Pool #SD8456 7.00% 8/1/2054[1]	27,067	28,129
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	107,927	109,309
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	44,874	45,698
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	39,528	40,147
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[1]	14,146	14,336
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	12,384	12,535
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[1]	31,968	32,857
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	9,076	9,328
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	5,015	5,160
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	4,798	4,934
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	4,308	4,448
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	2,910	2,979
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	26,206	27,161
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	20,992	21,699
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	19,281	20,058
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	18,447	19,191
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	13,464	13,973
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	9,638	9,976
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	7,593	7,842
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	7,370	7,644
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	3,846	3,992
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	2,075	2,140
The Bond Fund of America — Page 20 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	USD9,918	$10,410
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	131	132
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,911
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	895
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]	142	125
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	7,924	7,073
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	1,849	1,953
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,326	1,403
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	763	809
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	16,615	16,507
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	557	552
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	394
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	3,000	2,794
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	172
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,678
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	3,010
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	5,249	5,170
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	5,454	5,735
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[1]	4,407	4,639
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	36,462	38,412
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,964
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	58
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	118,468	120,472
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[1]	5,548	5,885
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]	306	274
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]	417	369
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,716
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	7,097
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,462
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	3,179
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	25,323
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	21
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	209	188
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	203	164
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	691	603
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	71	63
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	63	54
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	21,080	20,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	2,942	2,766
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,173	4,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,630	8,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,035	932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	26,012	24,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	24,510	23,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,493	4,791
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	7,816	7,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	4,838	4,463
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	4,213	4,120
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	38,252	37,214
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	8,060	7,360
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	2,713	2,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,075	1,044
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	18,002	17,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,281	2,078
The Bond Fund of America — Page 21 of 97

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	USD1,402	$1,279
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	441	428
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	80,298	76,062
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1,4]	37,718	34,115
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	15,864	15,420
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12,197	11,906
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	43,547	41,199
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	22,110	20,655
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	30,675	29,846
Government National Mortgage Assn. 3.00% 10/1/2054[1,5]	18,350	16,736
Government National Mortgage Assn. 3.50% 10/1/2054[1,5]	56,559	53,143
Government National Mortgage Assn. 4.50% 10/1/2054[1,5]	2,000	1,975
Government National Mortgage Assn. 5.50% 10/1/2054[1,5]	327,177	330,379
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	293	286
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	159	161
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	258	260
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	698	707
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,133	1,172
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	62	61
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,007	1,044
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	566	566
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	105	105
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,165	3,172
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	256	241
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	767	721
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	2,911	2,670
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,268	1,163
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	209	198
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,670	1,584
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	32	32
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,309	1,243
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	2,077	1,973
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	1,801	1,801
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	25	25
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	117	117
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,142	8,931
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,590	1,590
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	262	262
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	63	64
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,580	1,574
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	64,420	60,982
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	390	390
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	14,908	12,665
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,355	1,188
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	21,333	18,119
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	18,126	18,132
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	45,319	39,283
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	29,636	25,624
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	34,590	29,983
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	22,114	19,264
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	9,152	8,132
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	32,639	28,291
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	9,399	8,286
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	10,886	9,597
The Bond Fund of America — Page 22 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	USD1,685	$1,477
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	6,757	5,957
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	2,923	2,552
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	561	491
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	96	84
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	1,091	962
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	14,971	13,660
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	8,323	7,821
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	5,614	5,276
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	778	686
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	38,525	35,182
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	7,123	6,694
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	161,918	152,156
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	58,577	56,682
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	60,341	58,352
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]	3,795	3,566
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	1,889	1,827
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]	31	29
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]	1,143	1,105
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	29,887	28,902
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	19,685	19,036
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	198,867	196,539
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]	4,044	4,059
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]	9,526	9,553
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	3,070	3,080
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	151,259	149,480
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	31,917	32,015
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	57,610	56,932
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	95,751	94,625
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]	53,956	54,077
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]	2,626	2,633
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	14,902	14,411
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
Government National Mortgage Assn. Pool #725876 4.90% 9/20/2061[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #710085 4.969% 9/20/2061[1]	2	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[1]	1	1
Government National Mortgage Assn. Pool #AC1008 4.305% 10/20/2063[1]	1	1
Government National Mortgage Assn. Pool #776095 4.808% 2/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8238 4.905% 12/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AE9612 4.807% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,621	9,011
Uniform Mortgage-Backed Security 2.00% 10/1/2039[1,5]	34,256	31,347
Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,5]	34,115	31,985
Uniform Mortgage-Backed Security 3.50% 10/1/2039[1,5]	37,000	36,223
Uniform Mortgage-Backed Security 2.00% 11/1/2039[1,5]	7,744	7,098
Uniform Mortgage-Backed Security 4.00% 11/1/2039[1,5]	29,000	28,812
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,5]	572,777	473,614
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,5]	2,012,908	1,737,786
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,5]	677,737	608,374
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,5]	341,831	318,355
Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,5]	147,608	141,768
Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,5]	238,864	234,847
The Bond Fund of America — Page 23 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 10/1/2054[1,5]	USD386,587	$386,391
Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,5]	61,037	62,391
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,5]	863,938	890,763
Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,5]	507,057	526,818
Uniform Mortgage-Backed Security 2.50% 11/1/2054[1,5]	611,994	528,945
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,5]	581,084	541,609
Uniform Mortgage-Backed Security 4.00% 11/1/2054[1,5]	386,805	371,820
Uniform Mortgage-Backed Security 4.50% 11/1/2054[1,5]	703,822	692,262
Uniform Mortgage-Backed Security 6.50% 11/1/2054[1,5]	1,898,074	1,955,970
		30,914,390
Commercial mortgage-backed securities 1.85%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]	3,963	3,728
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]	3,657	3,569
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.788% 7/15/2041[1,3,4]	5,594	5,611
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,713
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	113
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[1,3]	1,940	2,080
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class A5, 5.053% 9/15/2034[1]	12,539	12,872
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,3]	27,845	28,586
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	1,639	1,599
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,660	1,617
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	3,920	3,820
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	248
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	130
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,3]	4,984	5,391
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	3,632	3,922
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	14,563	15,207
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,643
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,448
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	321	311
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	492
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	11,021
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,039	8,311
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	247
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	490	484
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,694
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,478
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]	5,800	5,711
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[1,3,4]	1,574	1,490
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]	796	869
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,374
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	1,906	1,851
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,770
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	6,216
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,979
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	823
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	967
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	6,954	6,922
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	3,503	2,955
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[1]	9,000	7,591
The Bond Fund of America — Page 24 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	USD1,450	$1,218
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,341
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	793
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	17,498	15,030
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	3,785	3,240
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	4,425
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,774
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	1,822	1,682
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,3]	20,869	22,286
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,767
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[1]	7,450	7,955
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	679
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	6,702	6,979
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	495	477
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,643
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.589% 8/15/2026[1,3,4]	37,000	37,037
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 7.147% 8/15/2026[1,3,4]	9,836	9,845
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[1,3]	2,661	2,848
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	7,575
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	2,955	3,132
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	3,438	3,543
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.468% 6/15/2041[1,3,4]	4,990	4,988
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 7.017% 8/15/2041[1,3,4]	30,500	30,563
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[1,3,4]	26,448	26,569
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.211% 6/15/2027[1,3,4]	53,930	54,173
BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 7/15/2029[1,3,4]	2,500	2,504
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[1,3,4]	26,544	26,578
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.80% 9/15/2034[1,3,4]	899	897
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[1,3,4]	103,652	103,059
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[1,3,4]	26,873	26,739
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.958% 11/15/2036[1,3,4]	63,396	62,842
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 4/15/2037[1,3,4]	27,115	27,131
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.881% 6/15/2038[1,3,4]	37,879	37,661
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[1,3,4]	62,229	61,918
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[1,3,4]	52,906	53,067
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[1,3,4]	7,676	7,705
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.262% 10/15/2039[1,3,4]	21,081	21,120
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,3,4]	12,836	13,093
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	5,963	5,744
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[1,3,4]	8,629	8,651
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.437% 7/15/2041[1,3,4]	7,911	7,935
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,3,4]	12,291	12,313
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,3,4]	4,807	4,822
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	1,000	950
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,388
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]	8,000	8,407
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,4]	142,455	147,422
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,197	1,163
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,490
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	2,740	2,682
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	485
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,857
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,842
The Bond Fund of America — Page 25 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	USD200	$182
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	4,563	4,519
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	89	89
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,860
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	686	684
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	794
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,177
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	737
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	978
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	569
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,330	2,256
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,839
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	1,439	1,432
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,3,4]	68,864	72,966
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	6,865	7,208
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]	7,957	8,339
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,3,4]	6,119	6,423
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	482
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,4]	10,124	10,362
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,3,4]	7,008	7,172
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[1,3,4]	16,601	16,593
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[1,3,4]	3,243	3,240
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[1,3,4]	3,210	3,206
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[1,3,4]	3,363	3,374
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,520	1,565
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]	8,686	8,606
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]	16,156	17,116
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.908% 8/15/2039[1,3,4]	29,925	30,020
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]	6,073	5,267
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 5/15/2041[1,3,4]	16,268	16,296
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,4]	15,326	15,468
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	505	504
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,954
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,372	2,322
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	2,654	2,596
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	823
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,881
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	247
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	160
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,661
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	1,556	1,327
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[1,3,4]	1,404	1,436
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.714% 9/15/2047[1,3]	100	99
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,232
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,552
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,618
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	869
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	23,980	22,103
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	975
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2029[1,3,4]	USD1,912	$1,910
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.012% 4/15/2038[1,3,4]	17,944	17,873
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	518
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,870	1,849
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,300	1,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	208	201
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,876
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	5,171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	550	545
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,678
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	3,463	3,815
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 9.13% 7/25/2054[1,3,4]	4,044	4,191
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	4,543	4,152
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,000	877
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[1,3,4]	8,141	8,118
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.838% 5/15/2039[1,3,4]	486	483
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]	7,600	7,256
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.711% 5/15/2038[1,3,4]	1,500	1,414
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	10,519	10,215
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]	23,334	20,300
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.788% 7/15/2036[1,3,4]	46,039	45,828
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[1,3,4]	49,227	49,008
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.097% 1/15/2039[1,3,4]	55,785	55,340
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	290	288
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,380	4,338
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	6,804	6,718
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	1,400	1,382
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	1,137	1,124
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	5,992
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	366
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	6,263
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,123
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,900
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	6,338
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,659
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,667	1,557
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	7,000	6,914
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	1,000	937
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,297
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,728
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	500
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[1,3,4]	15,228	15,305
		1,714,721
The Bond Fund of America — Page 27 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 1.65%	Principal amount (000)	Value (000)
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[1,4,6]	USD8,965	$9,099
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,4,6]	8,504	8,574
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]	10,188	9,097
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	304	289
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]	35,505	33,913
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,4,6]	28,847	27,988
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]	1,907	1,781
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]	950	924
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	15,132	13,937
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]	1,682	1,652
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]	2,750	2,741
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[1,4,6]	14,336	14,579
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]	3,005	2,984
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,150
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]	1,991	1,965
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,4]	3,044	2,997
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,4]	969	933
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,715
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[1,3,4]	14,166	12,610
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[1,3,4]	12,842	11,702
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064[1,3,4]	4,750	4,335
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064[1,3,4]	1,571	1,457
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	1,378	1,370
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]	31,898	30,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]	454	421
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]	3,731	3,498
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,6]	2,338	2,360
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]	4,744	4,256
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.295% 11/25/2024[1,3]	1,818	1,818
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 9.145% 10/25/2030[1,3]	3,735	4,071
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.38% 3/25/2042[1,3,4]	6,537	6,629
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.03% 5/25/2042[1,3,4]	1,133	1,165
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[1,3,4]	9,631	9,898
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[1,3,4]	3,595	3,685
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[1,3,4]	21,244	21,333
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.78% 10/25/2043[1,3,4]	10,682	10,718
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.33% 1/25/2044[1,3,4]	9,016	9,025
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[1,3,4]	6,726	6,812
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.98% 1/25/2044[1,3,4]	6,632	6,763
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[1,3,4]	3,915	3,918
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 2/25/2044[1,3,4]	7,873	7,931
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[1,3,4]	USD4,631	$4,633
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.93% 5/25/2044[1,3,4]	4,184	4,208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2044[1,3,4]	2,222	2,236
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 6.493% 9/25/2044[1,3,4]	7,759	7,771
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[1,3,4]	6,313	6,356
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	3,626	3,496
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]	511	502
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]	2,197	2,188
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	104	107
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	53	57
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	478	488
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	89	91
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[1,3,4]	7,694	7,682
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	10,258	12,050
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	11,566	13,369
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]	13,462	11,372
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]	14,152	11,938
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]	2,395	2,100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.945% 7/25/2028[1,3]	1,561	1,635
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, (30-day Average USD-SOFR + 1.914%) 7.195% 7/25/2030[1,3]	3,734	3,775
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 7.195% 7/25/2030[1,3]	2,837	2,873
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.08% 10/25/2041[1,3,4]	190	190
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 3.515%) 6.28% 1/25/2042[1,3,4]	2,320	2,316
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[1,3,4]	7,930	8,038
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2042[1,3,4]	184	187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[1,3,4]	11,539	11,868
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[1,3,4]	2,213	2,240
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[1,3,4]	7,561	7,995
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[1,3,4]	10,232	10,282
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.48% 5/25/2044[1,3,4]	8,599	8,604
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[1,3,4]	23,836	23,880
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.095% 1/25/2050[1,3,4]	306	306
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[1,3,4]	1,710	1,726
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 8.28% 12/25/2050[1,3,4]	USD3,200	$3,462
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,4,6]	5,621	5,678
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,6]	9,108	9,247
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]	11,261	10,229
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,4,6]	18,118	17,728
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	25,160	23,791
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	1,497	1,476
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,4,6]	15,558	15,761
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[1,4,6]	5,249	5,319
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]	24,084	24,454
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]	5,336	5,359
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.265% 12/25/2049[1,3,4]	1,112	1,042
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]	17,289	17,095
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,4,6]	8,016	8,079
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,4,6]	3,368	3,370
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]	9,282	9,218
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]	20,856	18,913
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,4,6]	3,910	3,918
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]	3,000	2,930
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]	3,186	3,081
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	71	70
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,4,6]	14,812	15,097
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]	1,600	1,570
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]	7,756	7,432
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,4]	5,559	5,301
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[1,3,4]	10,001	9,776
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]	2,474	2,497
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]	1,525	1,537
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]	6,560	6,622
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,6]	11,976	12,142
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[1,3,4]	16,296	16,212
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[1,4,6]	50,432	50,207
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,4,6]	35,397	34,966
Onslow Bay Financial, LLC, Series NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027)[1,4,6]	15,425	15,684
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,4,6]	7,650	7,734
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,4,6]	35,027	35,586
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[1,4,6]	10,255	10,490
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,6]	16,576	16,878
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,4,6]	43,732	44,453
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,4,6]	15,231	15,508
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,4,6]	50,473	50,667
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,4,6]	9,698	9,819
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]	7,670	6,782
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[1,4,6]	8,547	7,976
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,4,6]	12,534	11,605
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]	8,231	7,918
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]	4,892	4,661
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	7,095	6,878
The Bond Fund of America — Page 30 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]	USD20,796	$19,743
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,4]	16,847	15,976
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[1,3,4]	6,434	5,929
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,4]	4,804	4,508
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,4]	12,649	11,804
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]	3,126	3,098
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[1,3,4]	22,568	22,608
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 5.809% 7/25/2037[1,3]	7,043	4,958
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]	7,275	7,208
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.234% 3/25/2054[1,3,4]	1,500	1,484
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.506% 2/25/2055[1,3,4]	4,000	3,952
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.042% 5/25/2055[1,3,4]	13,290	13,098
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]	6,247	6,120
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.60% 8/25/2055[1,3,4]	3,200	2,950
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]	2,260	2,234
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.569% 2/25/2057[1,3,4]	91	94
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]	3,728	3,688
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]	396	384
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]	1,575	1,452
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]	78	78
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]	638	621
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]	5,500	5,227
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]	10,000	9,661
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	5,399	5,300
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]	6,000	5,324
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]	177	175
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.72% 12/25/2058[1,3,4]	5,860	5,720
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	3,615	3,358
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]	5,000	4,290
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]	4,590	4,203
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	18,208	16,586
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.761% 11/25/2060[1,3,4]	6,736	6,539
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	1,743	1,679
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[1,3,4]	13,511	13,661
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.134% 7/25/2065[1,3,4]	4,376	4,387
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	10,592	10,354
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	27,286	26,036
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,4]	3,433	3,441
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]	7,963	7,980
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]	1,536	1,529
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]	7,625	7,685
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[1,4]	6,434	6,431
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[1,4]	2,116	2,099
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,4]	20,991	20,905
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[1,4]	10,438	10,447
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]	4,498	4,524
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]	20,425	20,582
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]	538	546
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,6]	8,815	8,953
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,4,6]	41,841	42,698
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,6]	12,514	12,758
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[1,4,6]	4,139	4,210
The Bond Fund of America — Page 31 of 97

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[1,4,6]	USD5,236	$5,332
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,4,6]	21,162	21,403
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[1,4,6]	5,081	5,136
		1,526,377
Total mortgage-backed obligations		34,155,488
Corporate bonds, notes & loans 30.35% Financials 10.54%
AerCap Ireland Capital DAC 1.65% 10/29/2024	13,302	13,265
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,905
AerCap Ireland Capital DAC 1.75% 1/30/2026	7,812	7,527
AerCap Ireland Capital DAC 2.45% 10/29/2026	60,098	57,734
AerCap Ireland Capital DAC 6.45% 4/15/2027	33,890	35,514
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR9,525	9,518
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD34,534	36,968
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,6]	12,575	13,263
Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,424
Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,662
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[6]	20,000	20,478
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[6]	EUR4,540	5,403
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	30,970	38,219
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	24,939	28,847
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD4,374	4,462
American Express Co. 5.85% 11/5/2027	1,000	1,051
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	12,275	12,512
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[6]	18,600	19,501
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	2,593	2,867
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	21,950	21,773
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	55,975	57,442
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	41,107	42,817
American International Group, Inc. 5.125% 3/27/2033	28,129	29,007
American International Group, Inc. 4.375% 6/30/2050	2,730	2,450
Aon Corp. 2.85% 5/28/2027	1,000	971
Aon Corp. 2.60% 12/2/2031	10,750	9,505
Aon Corp. 5.35% 2/28/2033	6,206	6,488
Aon Corp. 3.90% 2/28/2052	2,000	1,602
Aon North America, Inc. 5.15% 3/1/2029	22,500	23,252
Aon North America, Inc. 5.30% 3/1/2031	7,500	7,828
Aon North America, Inc. 5.45% 3/1/2034	24,000	25,209
Aon North America, Inc. 5.75% 3/1/2054	8,674	9,196
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]	1,518	1,689
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR10,000	11,857
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	10,000	12,039
Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[4]	USD7,500	7,516
Banco Santander, SA 5.147% 8/18/2025	15,200	15,240
Banco Santander, SA 5.294% 8/18/2027	9,800	10,027
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	7,800	7,391
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	19,965	18,530
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	3,343	3,371
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	29,913	28,759
The Bond Fund of America — Page 32 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	USD35,000	$33,633
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	13,674	13,698
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	54,793	55,767
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]	5,618	5,932
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	7,503	7,301
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	28,500	29,311
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	46,202	42,680
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	49,637	52,251
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[6]	6,393	6,283
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[6]	24,625	22,878
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	13,100	11,886
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	28,558	24,785
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	41,336	35,629
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	83,256	72,107
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	49,883	53,840
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	2,200	2,314
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	530	399
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]	12,000	11,747
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	32,600	33,050
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]	9,200	8,792
Bank of Montreal 5.30% 6/5/2026	10,000	10,188
Bank of Montreal 5.203% 2/1/2028	2,000	2,063
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]	15,000	15,149
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	10,000	10,485
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	20,345	21,018
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	62,686	64,883
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	17,806	18,493
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,471
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,362
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[6]	22,619	24,290
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	14,602
Banque Federative du Credit Mutuel 5.088% 1/23/2027[4]	USD30,000	30,532
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	15,000	15,289
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[6]	20,000	20,172
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	7,000	7,472
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]	14,100	15,385
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	7,206
BlackRock Funding, Inc. 4.90% 1/8/2035	5,511	5,692
BlackRock Funding, Inc. 5.25% 3/14/2054	10,200	10,578
BlackRock Funding, Inc. 5.35% 1/8/2055	6,325	6,663
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]	5,375	5,628
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]	1,020	1,124
Block, Inc. 2.75% 6/1/2026	8,000	7,762
Block, Inc. 3.50% 6/1/2031	5,025	4,587
Block, Inc. 6.50% 5/15/2032[4]	9,765	10,181
BNP Paribas SA 3.375% 1/9/2025[4]	11,000	10,942
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]	19,500	18,720
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]	18,014	16,422
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[4,6]	96,643	100,183
The Bond Fund of America — Page 33 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[4,6]	USD3,230	$2,982
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]	44,214	39,406
Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	3,350	3,597
BPCE SA 1.625% 1/14/2025[4]	12,250	12,132
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]	20,094	19,466
BPCE SA 0.895% 12/14/2026	JPY500,000	3,475
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	USD17,000	17,258
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]	5,000	4,742
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]	67,126	71,786
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[4,6]	33,971	35,099
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	1,954	1,666
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]	27,495	28,426
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[4,6]	16,657	17,451
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]	7,000	7,282
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	13,519	14,162
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,6]	70,787	73,534
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]	9,400	10,493
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,6]	29,785	31,667
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,028
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,553
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,474
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[6]	16,294	16,405
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	185
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	15,462	16,896
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	16,000	16,006
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	16,300	16,498
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	4,165	4,270
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	26,293	27,234
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[6]	37,968	38,981
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	11,513	12,442
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	33,266	35,236
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[6]	34,025	35,622
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	15,000	15,667
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	9,273	9,915
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,503
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	99
Chubb INA Holdings, LLC 5.00% 3/15/2034	41,763	43,385
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	92
Citibank, NA 4.838% 8/6/2029	20,000	20,473
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	16,208	16,046
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[6]	5,000	4,784
Citigroup, Inc. 4.45% 9/29/2027	400	401
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	15,570	15,135
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	55,695	57,226
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[6]	8,650	8,474
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	44,961	45,023
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	2,488	2,316
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]	1,106	1,008
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	69,878	62,905
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	21,598	18,994
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	31,066	26,972
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,536	1,373
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	1,869	1,752
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	3,632	3,662
The Bond Fund of America — Page 34 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	USD39,666	$43,588
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	925	987
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	18,250	19,066
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	65,428	68,084
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[6]	61,262	63,556
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	34,292	37,662
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	1,800	1,384
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	17,450	15,372
Corebridge Financial, Inc. 3.65% 4/5/2027	24,855	24,460
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,937
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,278
Corebridge Financial, Inc. 4.35% 4/5/2042	208	184
Corebridge Financial, Inc. 4.40% 4/5/2052	1,983	1,699
Corebridge Global Funding 4.65% 8/20/2027[4]	9,280	9,394
Corebridge Global Funding 5.20% 6/24/2029[4]	15,000	15,488
Crédit Agricole SA 4.375% 3/17/2025[4]	3,500	3,484
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]	12,000	11,747
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]	9,050	8,652
Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[4,6]	24,000	24,113
Crédit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029)[4,6]	15,000	15,441
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]	3,831	3,844
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]	14,200	13,466
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]	19,150	19,079
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.967% 12/2/2024[3]	AUD14,970	10,354
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	USD17,750	17,706
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,276
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,905
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[6]	6,395	6,447
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	38,390	37,189
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	7,493	7,801
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	83,524	79,476
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	168,642	160,773
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	43,318	44,261
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	62,458	66,135
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	57,951	62,396
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[6]	41,395	41,632
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	38,360	35,770
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	23,000	20,648
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	21,925	22,075
Discover Bank 3.45% 7/27/2026	2,343	2,295
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]	2,882	2,786
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]	8,037	7,674
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR10,715	11,742
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	21,171	23,142
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	25,825	31,752
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	69,695	83,928
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	2,395	2,786
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	21,447
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	1,285	1,366
The Bond Fund of America — Page 35 of 97

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[6]	USD15,221	$15,419
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	63,593	66,443
Fiserv, Inc. 3.50% 7/1/2029	406	392
Fiserv, Inc. 2.65% 6/1/2030	900	820
Five Corners Funding Trust II 2.85% 5/15/2030[4]	4,300	3,975
Five Corners Funding Trust III 5.791% 2/15/2033[4]	15,060	16,177
Global Payments, Inc. 2.90% 5/15/2030	631	575
Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	14,144
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]	400	394
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.55% 5/15/2026[3]	7,000	7,040
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	61,000	57,830
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	72,923	69,528
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	19,312	18,565
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	40,025	39,385
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	5,725	5,614
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	35,414	38,143
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,016
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,165
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	115,616	121,533
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[6]	70,020	71,863
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	2,733	2,339
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	2,643	2,323
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	3,478	3,130
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	31,950	34,344
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	63,745	66,058
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	19,000	14,453
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,756
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	5,000	4,985
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.84% 8/14/2027[3]	13,000	13,194
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[6]	17,790	18,292
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	14,472	14,579
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	3,357	3,635
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	67,518	61,923
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,230
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	40,000	35,408
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	6,861	6,035
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]	11,963	14,229
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]	30,917	35,511
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029)[6]	GBP5,190	7,649
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	USD4,755	5,375
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	4,213	4,113
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[6]	16,597	17,562
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	12,000	12,372
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	6,000	6,548
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.866% 12/15/2036[3]	AUD10,280	7,237
Intercontinental Exchange, Inc. 3.625% 9/1/2028	USD3,200	3,128
Intercontinental Exchange, Inc. 4.35% 6/15/2029	9,625	9,711
Intercontinental Exchange, Inc. 5.25% 6/15/2031	16,422	17,253
Intercontinental Exchange, Inc. 4.60% 3/15/2033	12,869	12,994
Intercontinental Exchange, Inc. 4.95% 6/15/2052	183	182
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	89
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]	20,450	20,947
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]	24,105	24,301
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]	10,275	10,086
The Bond Fund of America — Page 36 of 97

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]	USD4,974	$4,831
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]	3,000	2,888
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]	2,525	2,933
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]	37,275	42,241
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	6,738	6,730
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	48,813	48,445
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	22,000	21,710
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	34,830	34,281
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	1,924	1,915
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	7,980	7,631
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	10,000	10,366
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	39,170	39,830
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	45,529	44,164
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	31,294	32,270
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[6]	52,500	53,532
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,096	5,186
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	875	872
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	5,016	5,191
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	5,700	5,847
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	31,479	33,047
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	29,860	30,710
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[6]	1,728	1,486
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	18,091	15,552
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	20,053	17,646
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	11,755	10,583
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	11,091	12,340
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	35,492	38,261
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	77,051	80,390
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	849	628
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]	1,907	1,471
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	19,035	18,270
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]	14,675	15,217
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	42,000	45,787
Kookmin Bank 5.375% 5/8/2027[4]	3,270	3,373
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	13,875	13,744
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	312	298
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	1,325	1,355
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]	25,400	25,021
Lloyds Banking Group PLC 4.375% 3/22/2028	6,323	6,313
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	8,100	8,452
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[6]	13,659	14,318
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	29,311	30,855
The Bond Fund of America — Page 37 of 97

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
LPL Holdings, Inc. 4.625% 11/15/2027[4]	USD270	$268
LPL Holdings, Inc. 4.375% 5/15/2031[4]	1,800	1,699
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	62,268	68,221
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	61,295	64,896
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	70,173	69,630
Macquarie Bank, Ltd. 5.208% 6/15/2026[4]	5,000	5,087
Macquarie Bank, Ltd. 5.391% 12/7/2026[4]	5,000	5,137
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	221	198
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	4,875	3,287
Marsh & McLennan Companies, Inc. 5.45% 3/15/2054	950	987
Mastercard, Inc. 4.875% 5/9/2034	17,685	18,301
Mastercard, Inc. 4.55% 1/15/2035	18,987	19,081
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[4,6]	6,000	6,171
Met Tower Global Funding 5.40% 6/20/2026[4]	10,000	10,217
Met Tower Global Funding 5.25% 4/12/2029[4]	12,000	12,547
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]	100	112
MetLife, Inc. 3.60% 11/13/2025	100	99
MetLife, Inc. 4.55% 3/23/2030	2,417	2,473
MetLife, Inc. 5.375% 7/15/2033	12,814	13,639
MetLife, Inc. 5.30% 12/15/2034	4,000	4,204
MetLife, Inc. 4.60% 5/13/2046	800	758
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	5,764	5,621
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	2,315	2,288
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	824	833
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]	1,418	1,453
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]	6,000	6,266
Metropolitan Life Global Funding I 4.85% 1/8/2029[4]	15,000	15,388
Metropolitan Life Global Funding I 3.05% 6/17/2029[4]	5,000	4,744
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]	884	888
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]	980	914
Metropolitan Life Global Funding I 1.55% 1/7/2031[4]	2,284	1,920
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]	3,250	2,823
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	6,068	6,301
Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	2,000	2,068
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	17,000	16,979
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	35,000	33,328
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	12,800	12,143
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	10,000	10,343
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029)[3]	10,000	10,346
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	631	651
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]	10,000	9,503
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	7,780	7,403
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	15,000	15,569
The Bond Fund of America — Page 38 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[6]	USD20,000	$20,746
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[6]	16,000	16,887
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	995	993
Morgan Stanley 4.754% 4/21/2026	25,000	25,243
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	1,121	1,120
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	8,457	8,095
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	10,884	10,354
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[6]	2,594	2,678
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[6]	28,900	29,493
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	38,450	39,430
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	46,666	47,981
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	14,209	14,769
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	103,007	106,211
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	75,372	79,302
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[6]	53,758	55,256
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	9,592	8,122
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	30,000	30,995
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	14,219	14,834
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	12,688	14,357
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	43,652	46,906
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	76,989	79,978
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]	13,453	13,559
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]	5,708	4,606
MSCI, Inc. 3.625% 9/1/2030[4]	16,200	15,254
Nasdaq, Inc. 5.35% 6/28/2028	2,568	2,669
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,280
National Australia Bank, Ltd. 4.944% 1/12/2028	3,474	3,566
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,134
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,332
National Australia Bank, Ltd. 5.181% 6/11/2034[4]	43,181	45,117
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	25,000	25,449
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	20,000	20,520
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]	7,500	7,249
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]	9,464	9,401
NatWest Group PLC 5.778% 3/1/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 3/1/2034)[6]	7,496	7,974
Navient Corp. 5.875% 10/25/2024	1,000	999
Navient Corp. 6.75% 6/25/2025	10,000	10,069
Navient Corp. 5.00% 3/15/2027	6,250	6,200
Navient Corp. 5.625% 8/1/2033	3,000	2,664
New York Life Global Funding 0.85% 1/15/2026[4]	3,803	3,650
New York Life Global Funding 3.25% 4/7/2027[4]	2,164	2,127
New York Life Global Funding 4.90% 6/13/2028[4]	7,500	7,701
New York Life Global Funding 1.20% 8/7/2030[4]	4,913	4,165
New York Life Global Funding 4.55% 1/28/2033[4]	3,067	3,081
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.83% 7/2/2027[3]	5,000	5,030
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,457
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	18,067
NongHyup Bank 4.875% 7/3/2028[4]	13,213	13,496
The Bond Fund of America — Page 39 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	USD2,062	$1,977
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	12,000	12,319
OneMain Finance Corp. 7.125% 3/15/2026	9,300	9,502
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,542
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 5.153% 4/14/2025[3]	AUD29,750	20,608
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD2,250	2,186
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,605
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	15,295
PayPal Holdings, Inc. 3.25% 6/1/2050	61	45
PayPal Holdings, Inc. 5.05% 6/1/2052	10,000	9,983
PayPal Holdings, Inc. 5.25% 6/1/2062	321	325
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[6]	EUR2,565	3,140
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[6]	1,285	1,468
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	5,975	7,377
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	51,500	59,459
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[6]	USD25,000	25,365
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	10,000	10,337
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	47,340	49,288
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[6]	22,411	23,424
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	1,677	1,813
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	1,174	1,267
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	35,685	40,875
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	3,375	3,579
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[6]	892	931
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	25,944
Power Finance Corp., Ltd. 3.35% 5/16/2031	8,670	7,913
Prudential Financial, Inc. 3.905% 12/7/2047	700	583
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	891
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,424
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,242
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.101% 8/25/2036[3]	AUD12,200	8,632
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP5,690	6,766
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD4,000	4,038
Royal Bank of Canada 0.75% 10/7/2024	1,347	1,346
Royal Bank of Canada 4.95% 4/25/2025	5,000	5,007
Royal Bank of Canada 3.625% 5/4/2027	748	741
Royal Bank of Canada 6.00% 11/1/2027	1,098	1,159
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,690
Royal Bank of Canada 4.95% 2/1/2029	10,000	10,316
Royal Bank of Canada 5.00% 2/1/2033	15,537	16,083
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[6]	9,300	9,502
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]	10,775	10,216
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	20,950	21,947
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]	3,644	3,831
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[6]	27,948	29,189
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[6]	46,580	47,094
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027)[6]	7,500	7,146
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD-LIBOR + 1.40% on 11/3/2027)[6,8]	7,500	7,336
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[4]	10,000	10,276
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]	4,930	5,365
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]	7,000	6,959
The Bond Fund of America — Page 40 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]	USD5,200	$5,170
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[4,6]	17,360	18,377
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]	2,554	2,289
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	430	452
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	10,825	10,536
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	15,495	15,689
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	35,899	37,355
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,560
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	6,775	6,475
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,894
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,233
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	459
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]	10,000	10,437
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.697% 6/1/2037[3]	AUD7,500	5,292
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.047% 12/1/2038[3]	50	36
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD11,614	44
Svenska Handelsbanken AB 5.50% 6/15/2028[4]	5,000	5,176
Swedbank AB 6.136% 9/12/2026[4]	12,825	13,248
Synchrony Bank 5.40% 8/22/2025	17,000	17,040
Synchrony Bank 5.625% 8/23/2027	17,000	17,312
Synchrony Financial 3.95% 12/1/2027	9,075	8,814
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[6]	85,525	87,903
Synchrony Financial 2.875% 10/28/2031	41,575	35,321
Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	23,135
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,461
Toronto-Dominion Bank (The) 5.523% 7/17/2028	13,323	13,943
Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[6]	22,601	22,873
Travelers Companies, Inc. 2.55% 4/27/2050	1,601	1,042
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	6,383	6,998
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	4,343	4,496
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	35,870	36,750
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	13,165	14,001
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	46,354	48,851
U.S. Bancorp 3.10% 4/27/2026	7,000	6,876
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	11,400	11,492
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	34,841	35,186
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	1,500	1,572
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	35,110	36,470
U.S. Bancorp 5.10% 7/23/2030 (USD-SOFR + 1.25% on 7/23/2029)[6]	21,000	21,622
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	49,596	49,580
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	17,758	18,968
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	8,258	8,757
UBS AG 2.95% 4/9/2025	2,350	2,327
UBS AG 7.50% 2/15/2028	17,000	18,677
UBS Group AG 4.55% 4/17/2026	7,000	7,021
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]	26,727	26,241
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]	20,000	20,276
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]	10,300	9,862
The Bond Fund of America — Page 41 of 97

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]	USD38,389	$36,733
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]	50,000	50,144
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]	19,621	18,547
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]	6,750	6,794
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]	6,000	6,313
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]	20,505	20,067
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]	7,400	7,858
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,6]	35,400	36,607
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]	16,600	15,532
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[4,6]	53,007	55,400
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]	116,550	113,861
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]	44,462	37,887
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]	72,690	65,582
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]	46,791	40,569
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]	51,875	65,590
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]	3,325	3,651
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,6]	2,366	2,498
UniCredit SpA 4.625% 4/12/2027[4]	17,010	17,010
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]	8,430	7,990
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,671
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]	500	— [2]
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	36,060	35,962
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	9,960	9,899
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	23,325	22,888
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	54,431	56,214
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	4,118	3,916
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	69,533	70,361
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	18,000	18,732
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	20,000	21,404
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	56,475	58,235
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[6]	5,527	5,129
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	3,011
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	56,718	58,856
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	5,093	5,346
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	7,651	8,553
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	758	795
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	71,814	66,440
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	10,000	9,916
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	11,339	10,969
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	13,100	11,435
Willis North America, Inc. 4.65% 6/15/2027	4,500	4,538
Willis North America, Inc. 5.35% 5/15/2033	3,000	3,090
The Bond Fund of America — Page 42 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Willis North America, Inc. 3.875% 9/15/2049	USD4,700	$3,697
Willis North America, Inc. 5.90% 3/5/2054	2,000	2,101
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,680
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	2,000	1,785
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	7,000	5,717
		9,751,520
Utilities 3.88%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,941
AEP Texas, Inc. 3.45% 5/15/2051	2,638	1,890
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,061
AEP Transmission Co., LLC 5.15% 4/1/2034	21,075	21,852
AEP Transmission Co., LLC 2.75% 8/15/2051	381	252
AES Andes SA 6.30% 3/15/2029[4]	7,753	8,071
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	8,266	7,504
Alabama Power Co. 3.00% 3/15/2052	22,980	16,167
Alfa Desarrollo SpA 4.55% 9/27/2051	8,919	7,053
Alfa Desarrollo SpA 4.55% 9/27/2051[4]	5,679	4,490
American Electric Power Co., Inc. 1.00% 11/1/2025	317	305
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,116
American Transmission Systems, Inc. 2.65% 1/15/2032[4]	1,695	1,490
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,917
Baltimore Gas and Electric Co. 4.55% 6/1/2052	3,150	2,849
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	188
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	3,465	3,128
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	7,450	7,946
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	830	885
Calpine Corp. 5.25% 6/1/2026[4]	3,398	3,387
Calpine Corp. 4.50% 2/15/2028[4]	4,000	3,908
CenterPoint Energy, Inc. 2.65% 6/1/2031	11,446	10,140
CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	2,134
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	965	1,001
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]	3,185	3,302
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[6]	4,009	4,065
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	15,958	15,419
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	5,500	5,527
CMS Energy Corp. 3.00% 5/15/2026	7,689	7,508
Comision Federal de Electricidad 4.688% 5/15/2029[4]	30,765	29,843
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,700
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,431
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	12,036	10,399
Consumers Energy Co. 3.80% 11/15/2028	1,000	988
Consumers Energy Co. 4.90% 2/15/2029	8,416	8,685
Consumers Energy Co. 3.60% 8/15/2032	47,297	44,826
Consumers Energy Co. 4.625% 5/15/2033	15,445	15,642
Dominion Energy, Inc. 3.30% 3/15/2025	2,113	2,096
DPL, Inc. 4.125% 7/1/2025	1,040	1,030
DTE Electric Co. 4.85% 12/1/2026	1,350	1,378
DTE Electric Co. 3.70% 3/15/2045	107	89
DTE Electric Co. 3.65% 3/1/2052	2,146	1,713
DTE Energy Co. 2.85% 10/1/2026	539	525
DTE Energy Co. 4.95% 7/1/2027	12,675	12,892
DTE Energy Co. 5.10% 3/1/2029	30,650	31,574
The Bond Fund of America — Page 43 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Energy Co. 2.25% 3/1/2030	USD1,557	$1,417
DTE Energy Co. 3.00% 3/1/2032	31,550	28,883
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,276
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	377
Duke Energy Carolinas, LLC 5.35% 1/15/2053	643	664
Duke Energy Corp. 5.75% 9/15/2033	33,869	36,448
Duke Energy Corp. 3.50% 6/15/2051	4,219	3,121
Duke Energy Corp. 5.00% 8/15/2052	331	314
Duke Energy Florida, LLC 1.75% 6/15/2030	10,577	9,264
Duke Energy Florida, LLC 5.875% 11/15/2033	4,050	4,434
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,949
Duke Energy Florida, LLC 5.95% 11/15/2052	246	272
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,690
Duke Energy Progress, LLC 2.00% 8/15/2031	769	661
Duke Energy Progress, LLC 2.50% 8/15/2050	354	225
Edison International 3.55% 11/15/2024	16,725	16,685
Edison International 4.95% 4/15/2025	6,354	6,350
Edison International 4.125% 3/15/2028	57,295	56,813
Edison International 5.25% 11/15/2028	19,984	20,543
Edison International 5.45% 6/15/2029	24,890	25,861
Edison International 6.95% 11/15/2029	5,039	5,557
Electricité de France SA 4.50% 9/21/2028[4]	1,982	1,986
Electricité de France SA 5.65% 4/22/2029[4]	22,350	23,482
Electricité de France SA 6.25% 5/23/2033[4]	8,275	9,033
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR15,000	15,658
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	USD8,450	9,640
Emera US Finance, LP 2.639% 6/15/2031	11,493	9,996
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]	319	322
Enel Finance International NV 5.125% 6/26/2029[4]	15,000	15,370
Enel Finance International NV 2.50% 7/12/2031[4]	5,000	4,350
Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	5,904
Engie Energia Chile SA 3.40% 1/28/2030[4]	7,054	6,493
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]	8,250	8,013
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	3,000	2,914
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	1,143	1,041
Entergy Corp. 1.90% 6/15/2028	6,531	5,997
Entergy Corp. 2.40% 6/15/2031	20,182	17,576
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,665
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,447
Entergy Louisiana, LLC 2.35% 6/15/2032	395	341
Entergy Louisiana, LLC 5.15% 9/15/2034	12,143	12,517
Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	11,798
Entergy Louisiana, LLC 4.75% 9/15/2052	281	260
Entergy Texas, Inc. 1.75% 3/15/2031	446	378
Eversource Energy 5.00% 1/1/2027	12,334	12,533
Eversource Energy 3.30% 1/15/2028	6,812	6,579
Eversource Energy 5.50% 1/1/2034	16,925	17,579
Exelon Corp. 4.10% 3/15/2052	1,725	1,427
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[4]	12,145	12,685
FirstEnergy Corp. 2.05% 3/1/2025	25,920	25,621
FirstEnergy Corp. 1.60% 1/15/2026	54,243	52,446
FirstEnergy Corp. 2.65% 3/1/2030	44,268	40,430
The Bond Fund of America — Page 44 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.25% 9/1/2030	USD102,138	$90,489
FirstEnergy Corp. 3.40% 3/1/2050	7,526	5,521
FirstEnergy Corp., Series B, 3.90% 7/15/2027	100,370	99,396
FirstEnergy Pennsylvania Electric Co. 4.30% 1/15/2029[4]	5,000	4,978
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]	1,260	1,258
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	46,497	44,004
Florida Power & Light Co. 4.40% 5/15/2028	17,886	18,108
Florida Power & Light Co. 5.15% 6/15/2029	5,000	5,218
Florida Power & Light Co. 2.45% 2/3/2032	20,000	17,686
Florida Power & Light Co. 5.10% 4/1/2033	9,000	9,421
Florida Power & Light Co. 4.80% 5/15/2033	6,265	6,418
Florida Power & Light Co. 5.30% 6/15/2034	7,500	7,959
Florida Power & Light Co. 2.875% 12/4/2051	11,900	8,246
Florida Power & Light Co. 5.30% 4/1/2053	718	751
Florida Power & Light Co. 5.60% 6/15/2054	18,581	20,287
Georgia Power Co. 4.65% 5/16/2028	7,500	7,639
Georgia Power Co. 4.95% 5/17/2033	24,199	24,885
Georgia Power Co. 5.25% 3/15/2034	25,050	26,273
Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]	2,500	2,909
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]	4,480	4,464
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]	7,574	6,636
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,475
Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,492
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,261
MidAmerican Energy Co. 5.35% 1/15/2034	350	372
MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,215
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,668
Minejesa Capital BV 4.625% 8/10/2030	4,414	4,359
Minejesa Capital BV 5.625% 8/10/2037	10,000	9,627
Monongahela Power Co. 3.55% 5/15/2027[4]	4,800	4,713
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,068
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,396
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]	3,535	3,446
Niagara Energy S.A.C. 5.746% 10/3/2034[4]	4,400	4,428
NiSource, Inc. 5.40% 6/30/2033	5,000	5,206
NiSource, Inc. 5.00% 6/15/2052	24	23
Northern States Power Co. 2.25% 4/1/2031	8,221	7,274
Northern States Power Co. 2.90% 3/1/2050	2,544	1,782
Northern States Power Co. 2.60% 6/1/2051	15,856	10,390
Northern States Power Co. 4.50% 6/1/2052	2,789	2,566
Northern States Power Co. 5.10% 5/15/2053	739	747
Northern States Power Co. 5.40% 3/15/2054	123	130
NRG Energy, Inc. 3.625% 2/15/2031[4]	5,000	4,535
NRG Energy, Inc. 3.875% 2/15/2032[4]	270	246
NTPC, Ltd. 4.375% 11/26/2024	3,000	2,997
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	690
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	811
Pacific Gas and Electric Co. 3.15% 1/1/2026	112,592	110,499
Pacific Gas and Electric Co. 2.95% 3/1/2026	36,326	35,466
Pacific Gas and Electric Co. 3.30% 3/15/2027	16,741	16,290
Pacific Gas and Electric Co. 2.10% 8/1/2027	74,543	69,874
Pacific Gas and Electric Co. 3.30% 12/1/2027	13,034	12,582
Pacific Gas and Electric Co. 3.00% 6/15/2028	39,051	37,145
Pacific Gas and Electric Co. 3.75% 7/1/2028	23,868	23,244
The Bond Fund of America — Page 45 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD37,129	$37,288
Pacific Gas and Electric Co. 6.10% 1/15/2029	50,827	53,695
Pacific Gas and Electric Co. 4.20% 3/1/2029	731	720
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,821	1,892
Pacific Gas and Electric Co. 4.55% 7/1/2030	152,629	151,510
Pacific Gas and Electric Co. 2.50% 2/1/2031	161,953	141,951
Pacific Gas and Electric Co. 3.25% 6/1/2031	18,343	16,709
Pacific Gas and Electric Co. 5.90% 6/15/2032	15,724	16,649
Pacific Gas and Electric Co. 6.15% 1/15/2033	39,251	42,163
Pacific Gas and Electric Co. 6.40% 6/15/2033	104,619	114,395
Pacific Gas and Electric Co. 6.95% 3/15/2034	2,700	3,071
Pacific Gas and Electric Co. 5.80% 5/15/2034	62,902	66,505
Pacific Gas and Electric Co. 3.30% 8/1/2040	29,545	22,963
Pacific Gas and Electric Co. 3.75% 8/15/2042	28,476	22,549
Pacific Gas and Electric Co. 4.95% 7/1/2050	37,492	34,118
Pacific Gas and Electric Co. 3.50% 8/1/2050	55,550	40,265
Pacific Gas and Electric Co. 6.70% 4/1/2053	9,880	11,322
Pacific Gas and Electric Co. 5.90% 10/1/2054	30,350	31,470
PacifiCorp 5.10% 2/15/2029	33,909	35,049
PacifiCorp 2.70% 9/15/2030	12,943	11,751
PacifiCorp 5.30% 2/15/2031	11,997	12,494
PacifiCorp 5.45% 2/15/2034	77,940	81,038
PacifiCorp 3.30% 3/15/2051	7,772	5,494
PacifiCorp 2.90% 6/15/2052	31,967	20,697
PacifiCorp 5.35% 12/1/2053	9,983	9,888
PacifiCorp 5.50% 5/15/2054	48,117	48,414
PacifiCorp 5.80% 1/15/2055	61,364	64,439
PECO Energy Co. 2.80% 6/15/2050	10,000	6,831
PECO Energy Co. 5.25% 9/15/2054	13,400	13,866
PG&E Corp. 5.00% 7/1/2028	9,485	9,410
PG&E Corp. 5.25% 7/1/2030	7,450	7,406
Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,763
Public Service Company of Colorado 3.70% 6/15/2028	2,800	2,762
Public Service Company of Colorado 1.90% 1/15/2031	111	96
Public Service Company of Colorado 1.875% 6/15/2031	15,178	12,931
Public Service Company of Colorado 5.35% 5/15/2034	30,191	31,679
Public Service Company of Colorado 4.10% 6/15/2048	3,671	3,095
Public Service Company of Colorado 3.20% 3/1/2050	5,715	4,094
Public Service Company of Colorado 2.70% 1/15/2051	8,961	5,825
Public Service Company of Colorado 4.50% 6/1/2052	3,670	3,289
Public Service Company of Colorado 5.25% 4/1/2053	5,053	5,103
Public Service Company of Colorado 5.75% 5/15/2054	18,925	20,518
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,352
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	259
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,811
Public Service Electric and Gas Co. 2.45% 1/15/2030	6,091	5,593
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,448	1,235
Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,842
Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	11,124
Public Service Electric and Gas Co. 2.05% 8/1/2050	2,000	1,171
San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,753
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,494
Southern California Edison Co. 1.20% 2/1/2026	166	159
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,100
The Bond Fund of America — Page 46 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.65% 3/1/2028	USD14,832	$14,528
Southern California Edison Co. 5.30% 3/1/2028	6,197	6,413
Southern California Edison Co. 5.65% 10/1/2028	1,775	1,866
Southern California Edison Co. 4.20% 3/1/2029	12,527	12,490
Southern California Edison Co. 5.15% 6/1/2029	376	390
Southern California Edison Co. 2.85% 8/1/2029	73,032	68,609
Southern California Edison Co. 2.25% 6/1/2030	21,064	18,839
Southern California Edison Co. 2.50% 6/1/2031	22,862	20,250
Southern California Edison Co. 5.45% 6/1/2031	26,300	27,840
Southern California Edison Co. 2.75% 2/1/2032	11,511	10,246
Southern California Edison Co. 5.20% 6/1/2034	26,310	27,288
Southern California Edison Co. 5.75% 4/1/2035	6,666	7,150
Southern California Edison Co. 5.35% 7/15/2035	32,699	34,138
Southern California Edison Co. 5.625% 2/1/2036	5,649	5,978
Southern California Edison Co. 4.50% 9/1/2040	20,350	19,005
Southern California Edison Co. 3.60% 2/1/2045	2,621	2,070
Southern California Edison Co. 3.65% 2/1/2050	19,920	15,521
Southern California Edison Co. 2.95% 2/1/2051	26,615	18,256
Southern California Edison Co. 3.65% 6/1/2051	1,887	1,457
Southern California Edison Co. 3.45% 2/1/2052	17,196	12,814
Southern Co. (The) 4.85% 3/15/2035	36,925	37,241
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	12,229
Southwestern Electric Power Co. 3.25% 11/1/2051	4,750	3,293
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	14,808	16,150
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	6,137	5,833
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,072
Union Electric Co. 2.625% 3/15/2051	132	86
Union Electric Co. 3.90% 4/1/2052	5,303	4,379
Union Electric Co. 5.125% 3/15/2055	5,000	4,994
Virginia Electric & Power 2.95% 11/15/2026	265	259
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,342
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,619
Virginia Electric & Power 2.40% 3/30/2032	990	864
Vistra Operations Co., LLC 5.00% 7/31/2027[4]	1,000	996
WEC Energy Group, Inc. 4.75% 1/9/2026	5,000	5,023
WEC Energy Group, Inc. 5.60% 9/12/2026	2,800	2,872
WEC Energy Group, Inc. 5.15% 10/1/2027	11,293	11,597
WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,988
Wisconsin Electric Power Co. 4.60% 10/1/2034	2,700	2,708
Wisconsin Electric Power Co. 5.05% 10/1/2054	675	671
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,504
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,227
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	2,067
Xcel Energy, Inc. 3.35% 12/1/2026	439	430
Xcel Energy, Inc. 4.00% 6/15/2028	6,477	6,400
Xcel Energy, Inc. 2.60% 12/1/2029	24,300	22,336
Xcel Energy, Inc. 2.35% 11/15/2031	34,100	29,401
Xcel Energy, Inc. 4.60% 6/1/2032	818	811
Xcel Energy, Inc. 5.45% 8/15/2033	38,233	39,720
Xcel Energy, Inc. 5.50% 3/15/2034	28,760	29,930
Xcel Energy, Inc. 6.50% 7/1/2036	1,050	1,163
		3,595,568
The Bond Fund of America — Page 47 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 3.87%	Principal amount (000)	Value (000)
AbbVie, Inc. 2.60% 11/21/2024	USD30,200	$30,098
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,054
AbbVie, Inc. 3.20% 11/21/2029	4,409	4,218
AbbVie, Inc. 4.95% 3/15/2031	4,000	4,160
AbbVie, Inc. 5.05% 3/15/2034	134,057	140,077
AbbVie, Inc. 5.35% 3/15/2044	5,825	6,149
AbbVie, Inc. 5.40% 3/15/2054	111,682	118,515
AbbVie, Inc. 5.50% 3/15/2064	4,150	4,435
Amgen, Inc. 5.15% 3/2/2028	45,847	47,223
Amgen, Inc. 3.00% 2/22/2029	3,098	2,961
Amgen, Inc. 4.05% 8/18/2029	20,000	19,865
Amgen, Inc. 2.45% 2/21/2030	18,829	17,203
Amgen, Inc. 2.30% 2/25/2031	5,000	4,430
Amgen, Inc. 4.20% 3/1/2033	36,903	35,863
Amgen, Inc. 5.25% 3/2/2033	105,176	109,534
Amgen, Inc. 3.375% 2/21/2050	122	93
Amgen, Inc. 4.875% 3/1/2053	6,500	6,118
Amgen, Inc. 5.65% 3/2/2053	44,406	46,745
AstraZeneca Finance, LLC 1.75% 5/28/2028	564	521
AstraZeneca Finance, LLC 4.90% 2/26/2031	42,975	44,726
AstraZeneca Finance, LLC 2.25% 5/28/2031	5,852	5,192
AstraZeneca Finance, LLC 5.00% 2/26/2034	58,964	61,599
AstraZeneca PLC 3.375% 11/16/2025	20,139	19,985
AstraZeneca PLC 0.70% 4/8/2026	6,589	6,278
AstraZeneca PLC 1.375% 8/6/2030	15,138	13,021
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,642
Avantor Funding, Inc. 4.625% 7/15/2028[4]	6,320	6,182
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]	17,750	17,386
Bausch Health Companies, Inc. 4.875% 6/1/2028[4]	8,125	6,366
Baxter International, Inc. 2.272% 12/1/2028	3,250	2,992
Baxter International, Inc. 2.539% 2/1/2032	37,704	32,711
Baxter International, Inc. 3.132% 12/1/2051	2,284	1,558
Bayer US Finance II, LLC 4.375% 12/15/2028[4]	4,250	4,195
Becton, Dickinson and Co. 4.874% 2/8/2029	31,000	31,687
Becton, Dickinson and Co. 5.081% 6/7/2029	21,334	22,057
Becton, Dickinson and Co. 4.298% 8/22/2032	327	321
Becton, Dickinson and Co. 5.11% 2/8/2034	10,000	10,292
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,591
Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,669
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,509
Bristol-Myers Squibb Co. 3.40% 7/26/2029	2,197	2,136
Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,525	12,071
Bristol-Myers Squibb Co. 2.95% 3/15/2032	20,158	18,381
Bristol-Myers Squibb Co. 5.20% 2/22/2034	151,065	159,367
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,425	2,571
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	9,613
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	12,468
Bristol-Myers Squibb Co. 6.25% 11/15/2053	12,623	14,633
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60,279	63,906
Bristol-Myers Squibb Co. 5.65% 2/22/2064	16,375	17,367
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]	10,000	9,844
Cencora, Inc. 2.70% 3/15/2031	17,987	16,167
Centene Corp. 4.25% 12/15/2027	58,085	57,094
Centene Corp. 2.45% 7/15/2028	82,808	76,331
The Bond Fund of America — Page 48 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.625% 12/15/2029	USD64,260	$62,928
Centene Corp. 3.375% 2/15/2030	45,137	41,629
Centene Corp. 3.00% 10/15/2030	23,055	20,656
Centene Corp. 2.50% 3/1/2031	79,784	68,644
Centene Corp. 2.625% 8/1/2031	42,204	36,223
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]	4,335	4,084
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]	6,000	5,279
Cigna Group (The) 5.125% 5/15/2031	15,500	16,116
Cigna Group (The) 5.25% 2/15/2034	27,700	28,695
CVS Health Corp. 1.30% 8/21/2027	10,000	9,189
CVS Health Corp. 3.25% 8/15/2029	10,362	9,792
CVS Health Corp. 5.125% 2/21/2030	7,000	7,180
CVS Health Corp. 1.75% 8/21/2030	5,660	4,822
CVS Health Corp. 5.25% 1/30/2031	7,000	7,211
CVS Health Corp. 1.875% 2/28/2031	13,185	11,110
CVS Health Corp. 5.55% 6/1/2031	31,866	33,251
CVS Health Corp. 5.25% 2/21/2033	14,789	15,116
CVS Health Corp. 5.70% 6/1/2034	57,461	59,968
CVS Health Corp. 5.05% 3/25/2048	1,707	1,559
CVS Health Corp. 4.25% 4/1/2050	8,451	6,828
CVS Health Corp. 5.875% 6/1/2053	34,944	35,585
CVS Health Corp. 6.05% 6/1/2054	21,525	22,473
CVS Health Corp. 6.00% 6/1/2063	9,811	10,012
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,522
Elevance Health, Inc. 4.10% 5/15/2032	16,162	15,781
Elevance Health, Inc. 4.75% 2/15/2033	3,628	3,671
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,407
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,359
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,922
Eli Lilly and Co. 4.875% 2/27/2053	15,000	15,028
EMD Finance, LLC 3.25% 3/19/2025[4]	16,185	16,045
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]	2,825	2,847
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[3,10]	723	723
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	33,699	35,072
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,195	2,237
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,094
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,774
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	1,482	1,735
Gilead Sciences, Inc. 5.25% 10/15/2033	63,956	67,480
Gilead Sciences, Inc. 2.80% 10/1/2050	65	44
Gilead Sciences, Inc. 5.55% 10/15/2053	38,401	41,259
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	11,425	11,370
HCA, Inc. 5.875% 2/15/2026	4,700	4,750
HCA, Inc. 5.20% 6/1/2028	30,000	30,795
HCA, Inc. 5.875% 2/1/2029	7,130	7,474
HCA, Inc. 3.375% 3/15/2029	401	383
HCA, Inc. 4.125% 6/15/2029	2,825	2,782
HCA, Inc. 3.50% 9/1/2030	5,225	4,925
HCA, Inc. 2.375% 7/15/2031	2,704	2,339
HCA, Inc. 3.625% 3/15/2032	13,278	12,282
HCA, Inc. 5.25% 6/15/2049	8,300	7,886
HCA, Inc. 4.625% 3/15/2052	323	281
Humana, Inc. 3.70% 3/23/2029	9,140	8,897
The Bond Fund of America — Page 49 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD15,554	$16,116
Humana, Inc. 5.75% 4/15/2054	7,139	7,313
IQVIA, Inc. 5.00% 10/15/2026[4]	5,750	5,739
Johnson & Johnson 4.80% 6/1/2029	30,000	31,231
Johnson & Johnson 4.90% 6/1/2031	31,567	33,184
Johnson & Johnson 4.95% 6/1/2034	51,993	55,204
Johnson & Johnson 5.25% 6/1/2054	25,623	27,781
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	541
Laboratory Corp. of America Holdings 4.55% 4/1/2032	12,500	12,361
Laboratory Corp. of America Holdings 4.80% 10/1/2034	13,634	13,481
Medline Borrower, LP 6.25% 4/1/2029[4]	5,194	5,358
Merck & Co., Inc. 2.75% 2/10/2025	20,000	19,850
Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,512
Merck & Co., Inc. 1.45% 6/24/2030	465	403
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,769
Molina Healthcare, Inc. 4.375% 6/15/2028[4]	2,125	2,068
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	2,665	2,478
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	15,500	14,188
Novartis Capital Corp. 1.75% 2/14/2025	103	102
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,242
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,890	1,918
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	112,956	115,175
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	59,071	61,166
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,279
Pfizer, Inc. 1.70% 5/28/2030	690	609
Roche Holdings, Inc. 1.93% 12/13/2028[4]	3,114	2,867
Roche Holdings, Inc. 4.909% 3/8/2031[4]	4,000	4,148
Roche Holdings, Inc. 2.076% 12/13/2031[4]	15,783	13,638
Roche Holdings, Inc. 5.593% 11/13/2033[4]	18,074	19,609
Roche Holdings, Inc. 4.592% 9/9/2034[4]	9,576	9,670
Roche Holdings, Inc. 5.218% 3/8/2054[4]	3,318	3,489
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	524
Solventum Corp. 5.60% 3/23/2034[4]	11,750	12,173
Summa Health 3.511% 11/15/2051	187	146
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,692
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,551
Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	4,070
Tenet Healthcare Corp. 6.75% 5/15/2031	10,000	10,432
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	12,048
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	55,093	52,997
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	38,320	37,828
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	175,628
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	74,508	73,969
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	34,725	38,407
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	14,000	16,069
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	161,242	119,991
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034	10,376	10,959
UnitedHealth Group, Inc. 3.75% 7/15/2025	3,900	3,889
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,359
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,112
UnitedHealth Group, Inc. 4.80% 1/15/2030	3,000	3,092
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,074
UnitedHealth Group, Inc. 4.95% 1/15/2032	34,500	35,693
UnitedHealth Group, Inc. 4.20% 5/15/2032	6,293	6,246
The Bond Fund of America — Page 50 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.35% 2/15/2033	USD5,984	$6,359
UnitedHealth Group, Inc. 5.15% 7/15/2034	68,477	71,496
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,761
UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,936
UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,834
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,497
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	6,391
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,408	4,009
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	4,331
UnitedHealth Group, Inc. 5.375% 4/15/2054	14,000	14,565
UnitedHealth Group, Inc. 5.625% 7/15/2054	17,476	18,762
UnitedHealth Group, Inc. 5.75% 7/15/2064	10,750	11,614
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,908
		3,577,585
Consumer discretionary 2.96%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,373
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	7,706	5,705
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,105	1,977
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]	2,471	2,606
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,162
Amazon.com, Inc. 3.45% 4/13/2029	3,434	3,384
Amazon.com, Inc. 1.50% 6/3/2030	6,278	5,495
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,140
Amazon.com, Inc. 2.875% 5/12/2041	500	398
American Honda Finance Corp. 1.20% 7/8/2025	10,182	9,937
American Honda Finance Corp. 4.90% 3/13/2029	3,600	3,695
American Honda Finance Corp. 5.05% 7/10/2031	1,000	1,030
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	1,610	1,515
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,694
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,952
BMW US Capital, LLC 3.90% 4/9/2025[4]	21,240	21,159
BMW US Capital, LLC 2.55% 4/1/2031[4]	14,011	12,430
BMW US Capital, LLC 3.70% 4/1/2032[4]	6,842	6,441
Caesars Entertainment, Inc. 6.50% 2/15/2032[4]	5,385	5,574
Carnival Corp. 4.00% 8/1/2028[4]	1,000	966
Carnival Corp. 6.00% 5/1/2029[4]	13,000	13,180
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]	18,450	18,308
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	5,837	5,926
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	611	602
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[4]	10,000	10,228
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]	3,772	3,855
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	5,895	6,108
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	13,627	12,606
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[4]	3,058	3,139
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]	35,545	30,824
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,806	1,869
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	4,667	4,822
Ford Motor Co. 3.25% 2/12/2032	6,305	5,372
Ford Motor Co. 6.10% 8/19/2032	3,695	3,789
Ford Motor Credit Co., LLC 2.30% 2/10/2025	33,110	32,743
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	1,000
Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	396
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,536
The Bond Fund of America — Page 51 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.95% 3/6/2026	USD8,381	$8,581
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,920	6,097
Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,856
Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	65,355
Ford Motor Credit Co., LLC 5.125% 11/5/2026	75,000	75,391
Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	41,949
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,425
Ford Motor Credit Co., LLC 5.85% 5/17/2027	49,000	49,896
Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,710	23,658
Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,830
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	7,043
Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	108,205
Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	32,395
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,383
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,738
Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	60,308
Ford Motor Credit Co., LLC 5.80% 3/8/2029	49,924	50,764
Ford Motor Credit Co., LLC 5.113% 5/3/2029	86,886	86,103
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,650
Ford Motor Credit Co., LLC 7.35% 3/6/2030	76,140	82,485
Ford Motor Credit Co., LLC 7.20% 6/10/2030	11,305	12,186
Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,468	4,132
Ford Motor Credit Co., LLC 6.05% 3/5/2031	67,453	69,263
Ford Motor Credit Co., LLC 3.625% 6/17/2031	40,636	36,061
Ford Motor Credit Co., LLC 7.122% 11/7/2033	21,615	23,376
General Motors Co. 6.80% 10/1/2027	17,934	18,992
General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	6,191
General Motors Financial Co., Inc. 1.50% 6/10/2026	57,097	54,339
General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	7,228
General Motors Financial Co., Inc. 2.35% 2/26/2027	41,494	39,507
General Motors Financial Co., Inc. 2.70% 8/20/2027	37,175	35,404
General Motors Financial Co., Inc. 4.90% 10/6/2029	37,394	37,448
General Motors Financial Co., Inc. 5.45% 9/6/2034	15,244	15,204
GOHL Capital, Ltd. 4.25% 1/24/2027	25,000	24,649
Grand Canyon University 4.125% 10/1/2024	25,000	25,000
Hanesbrands, Inc. 9.00% 2/15/2031[4]	3,681	3,977
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[4]	4,467	4,578
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]	13,960	13,063
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]	11,040	9,984
Home Depot, Inc. 2.95% 6/15/2029	12,320	11,767
Home Depot, Inc. 4.75% 6/25/2029	13,980	14,414
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,264
Home Depot, Inc. 1.375% 3/15/2031	7,260	6,115
Home Depot, Inc. 4.85% 6/25/2031	19,365	20,080
Home Depot, Inc. 4.95% 6/25/2034	30,655	31,882
Home Depot, Inc. 5.30% 6/25/2054	16,911	17,786
Hyundai Capital America 2.65% 2/10/2025[4]	15,928	15,784
Hyundai Capital America 5.875% 4/7/2025[4]	10,000	10,038
Hyundai Capital America 1.80% 10/15/2025[4]	53,247	51,750
Hyundai Capital America 6.25% 11/3/2025[4]	6,000	6,113
Hyundai Capital America 1.30% 1/8/2026[4]	17,000	16,333
Hyundai Capital America 5.50% 3/30/2026[4]	5,000	5,077
Hyundai Capital America 1.50% 6/15/2026[4]	33,915	32,287
Hyundai Capital America 1.65% 9/17/2026[4]	36,910	35,017
The Bond Fund of America — Page 52 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.00% 2/10/2027[4]	USD19,717	$19,097
Hyundai Capital America 5.30% 3/19/2027[4]	14,986	15,302
Hyundai Capital America 5.275% 6/24/2027[4]	12,500	12,784
Hyundai Capital America 2.375% 10/15/2027[4]	14,154	13,347
Hyundai Capital America 5.60% 3/30/2028[4]	9,800	10,128
Hyundai Capital America 2.00% 6/15/2028[4]	13,912	12,740
Hyundai Capital America 2.10% 9/15/2028[4]	14,290	13,040
Hyundai Capital America 6.10% 9/21/2028[4]	1,000	1,055
Hyundai Capital America 5.30% 1/8/2029[4]	4,748	4,881
Hyundai Capital America 6.50% 1/16/2029[4]	5,119	5,494
Hyundai Capital America 5.30% 6/24/2029[4]	11,478	11,823
Hyundai Capital America 4.55% 9/26/2029[4]	34,606	34,545
Hyundai Capital America 5.40% 6/24/2031[4]	25,500	26,458
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]	5,225	5,149
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]	6,570	6,283
International Game Technology PLC 4.125% 4/15/2026[4]	7,115	7,027
International Game Technology PLC 6.25% 1/15/2027[4]	3,500	3,575
International Game Technology PLC 5.25% 1/15/2029[4]	6,940	6,918
KB Home 6.875% 6/15/2027	5,000	5,214
M.D.C. Holdings, Inc. 6.00% 1/15/2043	7,475	7,963
Marriott International, Inc. 5.75% 5/1/2025	208	209
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,415
Marriott International, Inc. 4.90% 4/15/2029	4,024	4,109
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,910
Marriott International, Inc. 2.75% 10/15/2033	25,167	21,511
Marriott International, Inc. 5.35% 3/15/2035	5,250	5,383
McDonald’s Corp. 5.00% 5/17/2029	16,497	17,103
McDonald’s Corp. 2.125% 3/1/2030	5,793	5,221
McDonald’s Corp. 4.60% 9/9/2032	2,549	2,594
McDonald’s Corp. 4.95% 8/14/2033	6,293	6,544
McDonald’s Corp. 5.20% 5/17/2034	21,043	22,264
McDonald’s Corp. 4.45% 9/1/2048	242	220
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,406
McDonald’s Corp. 4.20% 4/1/2050	708	613
McDonald’s Corp. 5.15% 9/9/2052	3,265	3,272
McDonald’s Corp. 5.45% 8/14/2053	2,473	2,580
Meituan 3.05% 10/28/2030	15,000	13,653
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]	11,225	12,388
NIKE, Inc. 2.40% 3/27/2025	8,656	8,572
NIKE, Inc. 3.25% 3/27/2040	5,469	4,591
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]	4,190	4,332
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]	4,874	4,570
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]	11,315	10,366
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]	15,000	13,402
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]	20,950	22,205
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,734
QVC, Inc. 4.45% 2/15/2025	1,500	1,493
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	28,000	28,373
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[4]	17,860	18,106
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[4]	49,000	50,265
Sands China, Ltd. 5.125% 8/8/2025	17,000	16,974
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,790
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,495
Sands China, Ltd. 5.40% 8/8/2028	71,050	71,778
The Bond Fund of America — Page 53 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 4.375% 6/18/2030	USD12,000	$11,501
Sands China, Ltd. 3.25% 8/8/2031	12,000	10,559
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[4]	5,570	5,742
St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,912
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	32,833	33,685
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	19,073	16,275
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]	19,424	20,824
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]	3,500	3,564
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,568	2,454
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,802	3,543
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,992
Toyota Motor Credit Corp. 4.55% 5/17/2030	6,800	6,920
Toyota Motor Credit Corp. 5.55% 11/20/2030	5,000	5,344
Travel + Leisure Co. 6.625% 7/31/2026[4]	4,000	4,078
Vail Resorts, Inc. 6.50% 5/15/2032[4]	14,640	15,308
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[4]	12,542	12,561
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]	36,540	39,173
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	2,500	2,472
ZF North America Capital, Inc. 7.125% 4/14/2030[4]	9,500	9,855
		2,740,363
Energy 2.62%
Antero Resources Corp. 5.375% 3/1/2030[4]	5,735	5,670
Apache Corp. 4.25% 1/15/2030	9,050	8,717
Apache Corp. 6.00% 1/15/2037	6,135	6,343
Apache Corp. 5.10% 9/1/2040	17,366	15,452
Apache Corp. 4.75% 4/15/2043	15,000	12,397
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	381
Baytex Energy Corp. 7.375% 3/15/2032[4]	3,610	3,600
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,580
BP Capital Markets America, Inc. 2.721% 1/12/2032	10,669	9,512
BP Capital Markets America, Inc. 4.893% 9/11/2033	17,125	17,431
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	26
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,484	8,368
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	188
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,849
Cenovus Energy, Inc. 4.25% 4/15/2027	43,338	43,159
Cenovus Energy, Inc. 5.25% 6/15/2037	822	812
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	12,352
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029	3,388	3,259
Cheniere Energy Partners, LP 4.50% 10/1/2029	5,050	4,984
Cheniere Energy, Inc. 4.625% 10/15/2028	8,875	8,823
Chesapeake Energy Corp. 5.50% 2/1/2026[4]	1,405	1,404
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	1,210	1,217
Chevron Corp. 3.078% 5/11/2050	20,419	14,963
Chevron USA, Inc. 1.018% 8/12/2027	4,385	4,056
Civitas Resources, Inc. 8.625% 11/1/2030[4]	4,665	4,946
Civitas Resources, Inc. 8.75% 7/1/2031[4]	10,300	10,916
CNX Resources Corp. 6.00% 1/15/2029[4]	1,608	1,618
CNX Resources Corp. 7.375% 1/15/2031[4]	1,437	1,503
CNX Resources Corp. 7.25% 3/1/2032[4]	2,935	3,085
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	8,155	9,191
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	8,611	9,124
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	3,869	4,324
The Bond Fund of America — Page 54 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ConocoPhillips Co. 3.80% 3/15/2052	USD22,105	$17,739
ConocoPhillips Co. 5.30% 5/15/2053	29,479	29,814
ConocoPhillips Co. 5.55% 3/15/2054	12,115	12,676
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	7,724	8,061
Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	2,725	2,728
Devon Energy Corp. 5.25% 10/15/2027	1,624	1,632
Devon Energy Corp. 5.875% 6/15/2028	1,347	1,362
Devon Energy Corp. 4.50% 1/15/2030	1,947	1,930
Diamondback Energy, Inc. 5.15% 1/30/2030	3,152	3,235
Diamondback Energy, Inc. 5.40% 4/18/2034	9,083	9,276
Diamondback Energy, Inc. 5.75% 4/18/2054	5,495	5,541
DT Midstream, Inc. 4.125% 6/15/2029[4]	5,685	5,442
DT Midstream, Inc. 4.375% 6/15/2031[4]	745	706
Ecopetrol SA 8.625% 1/19/2029	2,000	2,159
Ecopetrol SA 4.625% 11/2/2031	1,870	1,607
Ecopetrol SA 8.875% 1/13/2033	131,045	140,609
Ecopetrol SA 8.375% 1/19/2036	1,305	1,335
Empresa Nacional del Petroleo 5.95% 7/30/2034[4]	4,370	4,599
Enbridge, Inc. 6.20% 11/15/2030	12,000	13,072
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,692
Energy Transfer, LP 6.40% 12/1/2030	3,440	3,750
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	2,229	2,205
Eni SpA 5.50% 5/15/2034[4]	2,700	2,798
Eni SpA 5.95% 5/15/2054[4]	3,401	3,505
Enterprise Products Operating, LLC 4.95% 2/15/2035	12,663	12,865
EQM Midstream Partners, LP 7.50% 6/1/2027[4]	2,168	2,233
EQM Midstream Partners, LP 5.50% 7/15/2028	8,300	8,418
EQM Midstream Partners, LP 4.50% 1/15/2029[4]	5,120	5,013
EQM Midstream Partners, LP 6.50% 7/15/2048	6,000	6,209
EQT Corp. 3.90% 10/1/2027	11,000	10,818
EQT Corp. 5.00% 1/15/2029	1,175	1,189
EQT Corp. 7.25% 2/1/2030[6]	15,000	16,388
Equinor ASA 3.125% 4/6/2030	22,503	21,397
Equinor ASA 3.25% 11/18/2049	5,687	4,278
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	25,726
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,873
Exxon Mobil Corp. 3.452% 4/15/2051	21,808	16,912
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[4]	32,400	33,563
Harvest Midstream I, LP 7.50% 9/1/2028[4]	1,988	2,036
Harvest Midstream I, LP 7.50% 5/15/2032[4]	2,010	2,116
Hess Midstream Operations, LP 6.50% 6/1/2029[4]	2,855	2,957
Hilcorp Energy I, LP 5.75% 2/1/2029[4]	2,125	2,069
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	9,000	8,768
Kinder Morgan, Inc. 5.00% 2/1/2029	11,404	11,653
Kinder Morgan, Inc. 5.20% 6/1/2033	572	579
Marathon Oil Corp. 4.40% 7/15/2027	5,755	5,763
Matador Resources Co. 6.875% 4/15/2028[4]	4,950	5,039
Modec Finance BV 7.84% 7/15/2026[7,11]	5,000	5,027
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,202
Murphy Oil Corp. 5.875% 12/1/2042[6]	1,395	1,270
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]	10,160	9,166
MV24 Capital BV 6.748% 6/1/2034[4]	1,565	1,531
New Fortress Energy, Inc. 6.75% 9/15/2025[4]	2,595	2,488
The Bond Fund of America — Page 55 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	USD6,595	$5,548
New Fortress Energy, Inc. 8.75% 3/15/2029[4]	4,425	3,335
NGL Energy Operating, LLC 8.375% 2/15/2032[4]	8,200	8,457
Noble Finance II, LLC 8.00% 4/15/2030[4]	800	826
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,635
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	40,718
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	6,017
Occidental Petroleum Corp. 5.375% 1/1/2032	25,000	25,364
Occidental Petroleum Corp. 5.55% 10/1/2034	36,539	37,122
Occidental Petroleum Corp. 6.45% 9/15/2036	30,048	32,474
Occidental Petroleum Corp. 6.05% 10/1/2054	14,000	14,225
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,743
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,210
Oleoducto Central SA 4.00% 7/14/2027[4]	4,960	4,752
ONEOK, Inc. 5.85% 1/15/2026	432	439
ONEOK, Inc. 5.55% 11/1/2026	1,977	2,022
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,527
ONEOK, Inc. 6.05% 9/1/2033	10,878	11,629
Permian Resources Operating, LLC 9.875% 7/15/2031[4]	5,600	6,254
Permian Resources Operating, LLC 7.00% 1/15/2032[4]	4,900	5,102
Permian Resources Operating, LLC 6.25% 2/1/2033[4]	4,000	4,067
Petroleos Mexicanos 4.25% 1/15/2025	9,590	9,524
Petroleos Mexicanos 6.875% 10/16/2025	71,634	71,757
Petroleos Mexicanos 4.50% 1/23/2026	10,760	10,417
Petroleos Mexicanos 6.875% 8/4/2026	202,766	202,098
Petroleos Mexicanos 6.49% 1/23/2027	51,803	51,043
Petroleos Mexicanos 6.50% 3/13/2027	115,773	113,602
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,733
Petroleos Mexicanos 8.75% 6/2/2029	101,270	102,594
Petroleos Mexicanos 6.84% 1/23/2030	116,681	108,125
Petroleos Mexicanos 5.95% 1/28/2031	84,965	73,592
Petroleos Mexicanos 6.70% 2/16/2032	168,016	150,743
Pluspetrol Camisea SA 6.24% 7/3/2036[4]	1,270	1,362
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	7,780	7,431
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,259
Qatar Energy 1.375% 9/12/2026[4]	18,535	17,603
Qatar Energy 2.25% 7/12/2031[4]	32,300	28,453
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,325	1,403
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,050	1,121
Reliance Industries, Ltd. 4.125% 1/28/2025	8,000	7,976
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,936
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,654
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,850
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,520
Reliance Industries, Ltd. 3.75% 1/12/2062	1,500	1,124
Saudi Arabian Oil Co. 5.25% 7/17/2034[4]	11,765	12,115
Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	72,555	73,609
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	1,500	1,567
Shell International Finance BV 2.00% 11/7/2024	3,250	3,240
Shell International Finance BV 3.875% 11/13/2028	6,720	6,705
Shell International Finance BV 2.375% 11/7/2029	9,441	8,753
Shell International Finance BV 2.75% 4/6/2030	841	784
Shell International Finance BV 3.25% 4/6/2050	580	431
Shell International Finance BV 3.00% 11/26/2051	21,662	15,122
The Bond Fund of America — Page 56 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[4]	USD11,536	$11,627
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[4]	869	872
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[4]	40,839	41,250
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[4]	26,851	27,199
Southwestern Energy Co. 5.70% 1/23/2025[6]	880	880
Southwestern Energy Co. 8.375% 9/15/2028	1,300	1,338
Southwestern Energy Co. 4.75% 2/1/2032	12,000	11,489
Sunoco, LP 6.00% 4/15/2027	4,210	4,227
Sunoco, LP 7.00% 9/15/2028[4]	6,715	6,965
Sunoco, LP 4.50% 5/15/2029	5,215	5,018
Sunoco, LP 7.25% 5/1/2032[4]	3,080	3,267
Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]	1,370	1,370
Targa Resources Corp. 5.50% 2/15/2035	26,280	27,076
Targa Resources Partners, LP 6.875% 1/15/2029	6,000	6,156
Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,825
Targa Resources Partners, LP 4.875% 2/1/2031	2,190	2,175
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,246
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	4,300	3,903
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,000	1,904
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	9,000	6,385
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	7,000	5,191
TotalEnergies Capital International SA 5.15% 4/5/2034	3,720	3,871
TotalEnergies Capital International SA 3.461% 7/12/2049	2,600	1,997
TotalEnergies Capital International SA 3.127% 5/29/2050	5,487	3,977
TotalEnergies Capital SA 5.488% 4/5/2054	15,500	16,030
TotalEnergies Capital SA 5.275% 9/10/2054	10,798	10,822
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	16,811	16,552
Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]	2,028	1,995
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]	22,500	20,197
Western Midstream Operating, LP 3.10% 2/1/2025[6]	8,964	8,896
Western Midstream Operating, LP 4.05% 2/1/2030[6]	2,202	2,122
Western Midstream Operating, LP 5.30% 3/1/2048	2,000	1,818
Western Midstream Operating, LP 5.25% 2/1/2050[6]	8,879	8,060
Williams Companies, Inc. 5.15% 3/15/2034	5,786	5,852
		2,422,533
Industrials 1.87%
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,874
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	4,000	3,785
ADT Security Corp. 4.125% 8/1/2029[4]	3,000	2,868
ADT Security Corp. 4.875% 7/15/2032[4]	3,000	2,869
Air Lease Corp. 2.875% 1/15/2026	25,208	24,699
Air Lease Corp. 2.20% 1/15/2027	21,674	20,646
Air Lease Corp. 3.70% 4/15/2030	EUR21,000	23,482
Air Lease Corp. 5.20% 7/15/2031	USD27,600	28,228
Allison Transmission, Inc. 3.75% 1/30/2031[4]	4,000	3,640
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[3,10]	84,000	83,843
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]	3,500	3,467
BAE Systems PLC 5.00% 3/26/2027[4]	9,000	9,148
BAE Systems PLC 5.125% 3/26/2029[4]	10,346	10,650
BAE Systems PLC 5.25% 3/26/2031[4]	3,835	3,988
BAE Systems PLC 5.30% 3/26/2034[4]	3,992	4,153
BAE Systems PLC 5.50% 3/26/2054[4]	671	704
The Bond Fund of America — Page 57 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 4.875% 5/1/2025	USD18,284	$18,218
Boeing Co. 2.75% 2/1/2026	105,826	102,751
Boeing Co. 2.196% 2/4/2026	53,452	51,494
Boeing Co. 2.70% 2/1/2027	11,304	10,724
Boeing Co. 5.04% 5/1/2027	45,814	45,964
Boeing Co. 6.259% 5/1/2027[4]	40,980	42,337
Boeing Co. 3.25% 2/1/2028	93,753	88,857
Boeing Co. 3.25% 3/1/2028	10,176	9,599
Boeing Co. 6.298% 5/1/2029[4]	11,318	11,911
Boeing Co. 5.15% 5/1/2030	38,276	38,381
Boeing Co. 3.625% 2/1/2031	3,864	3,541
Boeing Co. 6.388% 5/1/2031[4]	40,074	42,628
Boeing Co. 3.60% 5/1/2034	6,790	5,790
Boeing Co. 6.528% 5/1/2034[4]	5,574	5,984
Boeing Co. 5.705% 5/1/2040	8,150	7,957
Boeing Co. 3.90% 5/1/2049	1,000	726
Boeing Co. 3.75% 2/1/2050	537	378
Boeing Co. 5.805% 5/1/2050	8,880	8,585
Boeing Co. 6.858% 5/1/2054[4]	3,351	3,681
Boeing Co. 5.93% 5/1/2060	8,500	8,150
Boeing Co. 7.008% 5/1/2064[4]	2,187	2,411
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	5,263
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	31,084	23,549
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	4,803	5,185
BWX Technologies, Inc. 4.125% 6/30/2028[4]	1,675	1,617
Canadian National Railway Co. 5.85% 11/1/2033	3,375	3,726
Canadian National Railway Co. 4.375% 9/18/2034	11,867	11,780
Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,434
Canadian Pacific Railway Co. 3.10% 12/2/2051	39,192	28,021
Carrier Global Corp. 2.242% 2/15/2025	1,029	1,018
Carrier Global Corp. 2.493% 2/15/2027	1,332	1,288
Carrier Global Corp. 2.722% 2/15/2030	16,965	15,689
Carrier Global Corp. 2.70% 2/15/2031	1,198	1,083
Carrier Global Corp. 5.90% 3/15/2034	6,946	7,586
Carrier Global Corp. 3.377% 4/5/2040	15,500	12,812
Carrier Global Corp. 3.577% 4/5/2050	1,385	1,093
Carrier Global Corp. 6.20% 3/15/2054	2,116	2,446
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]	9,430	9,581
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,620
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[4]	5,980	6,287
Clean Harbors, Inc. 4.875% 7/15/2027[4]	1,100	1,085
Clean Harbors, Inc. 5.125% 7/15/2029[4]	10,000	9,883
Clean Harbors, Inc. 6.375% 2/1/2031[4]	808	828
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,980
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.847% 11/30/2028[3,10]	6,421	6,435
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 2.75%) 7.847% 11/30/2028[3,10]	351	352
CSX Corp. 3.80% 3/1/2028	2,460	2,443
CSX Corp. 4.25% 3/15/2029	4,277	4,311
CSX Corp. 2.40% 2/15/2030	11,598	10,626
CSX Corp. 4.10% 11/15/2032	13,284	13,074
CSX Corp. 5.20% 11/15/2033	9,390	9,907
CSX Corp. 2.50% 5/15/2051	4,238	2,723
CSX Corp. 4.50% 11/15/2052	27,800	25,738
CSX Corp. 4.90% 3/15/2055	10,605	10,433
The Bond Fund of America — Page 58 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]	USD3,592	$3,580
Eaton Corp. 4.15% 3/15/2033	654	646
General Dynamics Corp. 3.50% 5/15/2025	8,025	7,979
General Dynamics Corp. 3.75% 5/15/2028	5,969	5,930
General Dynamics Corp. 3.625% 4/1/2030	5,879	5,749
General Dynamics Corp. 2.25% 6/1/2031	2,377	2,112
Honeywell International, Inc. 1.35% 6/1/2025	165	162
Honeywell International, Inc. 1.95% 6/1/2030	19,413	17,368
Honeywell International, Inc. 4.95% 9/1/2031	2,000	2,093
Honeywell International, Inc. 4.75% 2/1/2032	6,870	7,071
Honeywell International, Inc. 5.00% 2/15/2033	500	523
Honeywell International, Inc. 5.00% 3/1/2035	15,500	16,141
Honeywell International, Inc. 5.25% 3/1/2054	4,000	4,175
Honeywell International, Inc. 5.35% 3/1/2064	3,000	3,165
Howmet Aerospace, Inc. 5.95% 2/1/2037	15,532	16,999
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024	6,821	6,814
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,580
Icahn Enterprises, LP 6.25% 5/15/2026	11,205	11,127
Icahn Enterprises, LP 5.25% 5/15/2027	995	954
Ingersoll-Rand, Inc. 5.197% 6/15/2027	5,000	5,126
Ingersoll-Rand, Inc. 5.40% 8/14/2028	5,676	5,918
Ingersoll-Rand, Inc. 5.176% 6/15/2029	4,892	5,063
Ingersoll-Rand, Inc. 5.314% 6/15/2031	1,326	1,387
Ingersoll-Rand, Inc. 5.70% 8/14/2033	8,208	8,797
Ingersoll-Rand, Inc. 5.45% 6/15/2034	5,979	6,295
Ingersoll-Rand, Inc. 5.70% 6/15/2054	3,000	3,204
L3Harris Technologies, Inc. 5.05% 6/1/2029	3,400	3,504
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,962	8,320
LG Energy Solution, Ltd. 5.375% 7/2/2027[4]	1,605	1,632
LG Energy Solution, Ltd. 5.375% 7/2/2029[4]	2,000	2,049
LG Energy Solution, Ltd. 5.50% 7/2/2034[4]	2,000	2,060
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	2,178	2,214
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	464	471
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	5,359	5,026
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]	2,567	2,407
Lockheed Martin Corp. 4.50% 2/15/2029	8,654	8,816
Lockheed Martin Corp. 1.85% 6/15/2030	213	189
Lockheed Martin Corp. 5.25% 1/15/2033	48,991	52,189
Lockheed Martin Corp. 4.75% 2/15/2034	2,913	2,990
Lockheed Martin Corp. 4.80% 8/15/2034	19,034	19,524
Lockheed Martin Corp. 5.70% 11/15/2054	15,122	16,880
Lockheed Martin Corp. 5.20% 2/15/2055	500	519
Lockheed Martin Corp. 5.20% 2/15/2064	4,416	4,578
Masco Corp. 1.50% 2/15/2028	795	724
Masco Corp. 2.00% 2/15/2031	1,173	1,015
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,119
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,017
Mexico City Airport Trust 3.875% 4/30/2028[4]	690	667
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,694
Mexico City Airport Trust 5.50% 7/31/2047	14,409	12,515
Mexico City Airport Trust 5.50% 7/31/2047[4]	2,485	2,158
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	5,742	5,818
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	2,981
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	16,872	16,589
The Bond Fund of America — Page 59 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	USD8,000	$7,866
Norfolk Southern Corp. 5.05% 8/1/2030	12,273	12,782
Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,189
Norfolk Southern Corp. 5.35% 8/1/2054	10,307	10,604
Northrop Grumman Corp. 2.93% 1/15/2025	15,040	14,948
Northrop Grumman Corp. 4.70% 3/15/2033	18,868	19,157
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,927
Otis Worldwide Corp. 2.056% 4/5/2025	21,882	21,582
Pitney Bowes, Inc. 6.875% 3/15/2027[4]	6,000	5,969
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]	2,000	2,011
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]	3,100	2,948
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,065
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	1,511	1,611
RTX Corp. 3.95% 8/16/2025	17,415	17,326
RTX Corp. 5.75% 11/8/2026	4,000	4,125
RTX Corp. 3.125% 5/4/2027	1,000	976
RTX Corp. 4.125% 11/16/2028	6,320	6,306
RTX Corp. 5.75% 1/15/2029	3,000	3,180
RTX Corp. 6.00% 3/15/2031	2,833	3,082
RTX Corp. 1.90% 9/1/2031	11,488	9,771
RTX Corp. 2.375% 3/15/2032	7,474	6,495
RTX Corp. 5.15% 2/27/2033	2,928	3,045
RTX Corp. 6.10% 3/15/2034	2,914	3,218
RTX Corp. 4.50% 6/1/2042	1,375	1,280
RTX Corp. 2.82% 9/1/2051	3,750	2,511
RTX Corp. 3.03% 3/15/2052	7,000	4,896
RTX Corp. 5.375% 2/27/2053	3,194	3,285
RTX Corp. 6.40% 3/15/2054	8,323	9,834
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,544
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	15,000	16,292
STE TransCore Holdings, Inc. 3.375% 5/5/2027[11]	3,000	2,949
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]	14,355	12,486
Triton Container International, Ltd. 3.15% 6/15/2031[4]	15,346	13,387
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,958
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,098
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,665
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,219
Union Pacific Corp. 2.15% 2/5/2027	5,533	5,308
Union Pacific Corp. 2.375% 5/20/2031	23,375	20,980
Union Pacific Corp. 2.80% 2/14/2032	16,869	15,358
Union Pacific Corp. 2.891% 4/6/2036	7,702	6,632
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,225
Union Pacific Corp. 3.25% 2/5/2050	27,698	20,926
Union Pacific Corp. 2.95% 3/10/2052	7,553	5,318
Union Pacific Corp. 3.50% 2/14/2053	4,558	3,554
Union Pacific Corp. 3.95% 8/15/2059	1,980	1,621
Veralto Corp. 5.50% 9/18/2026	2,500	2,557
Veralto Corp. 5.35% 9/18/2028	20,750	21,618
Veralto Corp. 5.45% 9/18/2033	14,000	14,695
Waste Management, Inc. 4.15% 4/15/2032	1,103	1,094
WESCO Distribution, Inc. 7.25% 6/15/2028[4]	4,355	4,463
		1,729,566
The Bond Fund of America — Page 60 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 1.38%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 9.50% 1/27/2031	MXN117,330	$5,835
AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,605
AT&T, Inc. 2.30% 6/1/2027	5,860	5,597
AT&T, Inc. 1.65% 2/1/2028	9,870	9,101
AT&T, Inc. 4.35% 3/1/2029	14,011	14,099
AT&T, Inc. 4.30% 2/15/2030	71,889	71,823
AT&T, Inc. 2.75% 6/1/2031	38,703	35,004
AT&T, Inc. 2.25% 2/1/2032	24,755	21,255
AT&T, Inc. 2.55% 12/1/2033	18,907	15,945
AT&T, Inc. 5.40% 2/15/2034	3,932	4,127
AT&T, Inc. 3.50% 9/15/2053	37,939	27,895
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,301
Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,991
Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[4]	4,000	4,319
CCO Holdings, LLC 5.375% 6/1/2029[4]	2,700	2,604
CCO Holdings, LLC 4.75% 3/1/2030[4]	9,665	8,897
CCO Holdings, LLC 4.50% 8/15/2030[4]	18,675	16,942
CCO Holdings, LLC 4.75% 2/1/2032[4]	8,000	7,057
CCO Holdings, LLC 4.50% 5/1/2032	3,545	3,068
CCO Holdings, LLC 4.50% 6/1/2033[4]	1,680	1,428
CCO Holdings, LLC 4.25% 1/15/2034[4]	21,825	17,922
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,725
Charter Communications Operating, LLC 6.10% 6/1/2029	10,275	10,639
Charter Communications Operating, LLC 2.80% 4/1/2031	32,875	28,142
Charter Communications Operating, LLC 2.30% 2/1/2032	13,963	11,252
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,578
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,612
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,744
Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,830
Charter Communications Operating, LLC 3.70% 4/1/2051	7,400	4,727
Charter Communications Operating, LLC 5.25% 4/1/2053	9,758	7,979
Comcast Corp. 2.65% 2/1/2030	20,000	18,513
Comcast Corp. 1.95% 1/15/2031	7,446	6,467
Comcast Corp. 4.80% 5/15/2033	21,607	22,041
Comcast Corp. 5.30% 6/1/2034	27,653	29,143
Comcast Corp. 3.75% 4/1/2040	8,930	7,735
Comcast Corp. 2.887% 11/1/2051	4,558	3,066
Comcast Corp. 5.65% 6/1/2054	44,716	47,789
CSC Holdings, LLC 5.375% 2/1/2028[4]	4,850	4,090
Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]	3,500	46
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[10,12]	199	242
DIRECTV Financing, LLC 5.875% 8/15/2027[4]	8,750	8,597
DISH Network Corp. 11.75% 11/15/2027[4]	14,925	15,676
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]	2,000	1,998
Gray Television, Inc. 10.50% 7/15/2029[4]	8,500	8,886
Gray Television, Inc. 4.75% 10/15/2030[4]	8,418	5,363
Gray Television, Inc. 5.375% 11/15/2031[4]	5,950	3,726
Level 3 Financing, Inc. 3.75% 7/15/2029[4]	3,053	2,091
Lumen Technologies, Inc. 10.00% 10/15/2032[4]	4,956	4,807
Meta Platforms, Inc. 4.30% 8/15/2029	2,500	2,539
Netflix, Inc. 4.875% 4/15/2028	18,380	18,836
Netflix, Inc. 5.875% 11/15/2028	44,382	47,312
Netflix, Inc. 6.375% 5/15/2029	10,060	10,995
Netflix, Inc. 5.375% 11/15/2029[4]	52,818	55,591
The Bond Fund of America — Page 61 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 4.875% 6/15/2030[4]	USD25,552	$26,369
Netflix, Inc. 4.90% 8/15/2034	9,078	9,393
Netflix, Inc. 5.40% 8/15/2054	2,003	2,122
News Corp. 3.875% 5/15/2029[4]	6,000	5,679
News Corp. 5.125% 2/15/2032[4]	8,175	8,039
SBA Tower Trust 1.631% 11/15/2026[4]	62,772	58,809
Scripps Escrow II, Inc. 3.875% 1/15/2029[4]	7,921	5,910
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,922
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	4,300	4,060
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]	8,000	7,261
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	5,000	4,360
Sprint Capital Corp. 6.875% 11/15/2028	5,000	5,463
Sprint Capital Corp. 8.75% 3/15/2032	4,500	5,587
Stagwell Global, LLC 5.625% 8/15/2029[4]	3,500	3,387
TEGNA, Inc. 5.00% 9/15/2029	8,500	8,103
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,355
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	10,000	9,036
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	673
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	9,870	7,257
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]	10,000	6,990
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,504
T-Mobile USA, Inc. 2.625% 4/15/2026	7,675	7,486
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,881
T-Mobile USA, Inc. 4.75% 2/1/2028	4,566	4,574
T-Mobile USA, Inc. 2.05% 2/15/2028	221	206
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,426
T-Mobile USA, Inc. 3.375% 4/15/2029	8,000	7,684
T-Mobile USA, Inc. 3.875% 4/15/2030	16,475	16,026
T-Mobile USA, Inc. 2.55% 2/15/2031	16,162	14,410
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,652
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,420
T-Mobile USA, Inc. 2.70% 3/15/2032	429	379
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,509
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,619
T-Mobile USA, Inc. 5.15% 4/15/2034	8,561	8,823
T-Mobile USA, Inc. 3.00% 2/15/2041	10,790	8,292
T-Mobile USA, Inc. 3.40% 10/15/2052	39,339	28,819
T-Mobile USA, Inc. 6.00% 6/15/2054	2,131	2,350
T-Mobile USA, Inc. 5.50% 1/15/2055	1,908	1,979
Verizon Communications, Inc. 3.875% 2/8/2029	183	181
Verizon Communications, Inc. 4.016% 12/3/2029	175	173
Verizon Communications, Inc. 1.68% 10/30/2030	3,445	2,948
Verizon Communications, Inc. 1.75% 1/20/2031	22,494	19,195
Verizon Communications, Inc. 2.355% 3/15/2032	330	284
Verizon Communications, Inc. 4.78% 2/15/2035[4]	13,539	13,525
Verizon Communications, Inc. 2.65% 11/20/2040	12,342	9,099
Verizon Communications, Inc. 3.40% 3/22/2041	6,600	5,393
Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,860
Verizon Communications, Inc. 2.875% 11/20/2050	7,661	5,201
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,750
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	8,204
Verizon Communications, Inc. 5.50% 2/23/2054	4,116	4,318
Verizon Communications, Inc. 2.987% 10/30/2056	32,804	21,536
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]	5,000	4,799
The Bond Fund of America — Page 62 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]	USD500	$445
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]	5,475	4,852
Vodafone Group PLC 4.25% 9/17/2050	14,575	12,169
VZ Secured Financing BV 5.00% 1/15/2032[4]	2,000	1,844
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	19,418	19,284
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	41,500	40,137
WMG Acquisition Corp. 3.75% 12/1/2029[4]	5,000	4,711
WMG Acquisition Corp. 3.00% 2/15/2031[4]	12,500	11,094
Ziggo BV 4.875% 1/15/2030[4]	6,000	5,708
ZipRecruiter, Inc. 5.00% 1/15/2030[4]	6,000	5,435
		1,278,551
Real estate 1.15%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	229
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	99
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,848
American Tower Corp. 3.65% 3/15/2027	427	421
American Tower Corp. 2.70% 4/15/2031	5,000	4,466
Boston Properties, LP 2.90% 3/15/2030	68,683	61,737
Boston Properties, LP 3.25% 1/30/2031	24,747	22,299
Boston Properties, LP 2.55% 4/1/2032	70,663	58,935
Boston Properties, LP 2.45% 10/1/2033	23,927	19,161
Boston Properties, LP 6.50% 1/15/2034	76,692	83,516
Boston Properties, LP 5.75% 1/15/2035	91,300	93,156
COPT Defense Properties, LP 2.25% 3/15/2026	14,337	13,855
COPT Defense Properties, LP 2.00% 1/15/2029	6,408	5,696
COPT Defense Properties, LP 2.75% 4/15/2031	13,897	12,168
COPT Defense Properties, LP 2.90% 12/1/2033	5,754	4,822
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	2,490	2,220
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,783
Crown Castle, Inc. 5.00% 1/11/2028	26,102	26,566
Crown Castle, Inc. 5.80% 3/1/2034	11,174	11,859
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	54,114	56,811
Equinix, Inc. 2.625% 11/18/2024	32,830	32,719
Equinix, Inc. 1.25% 7/15/2025	9,870	9,598
Equinix, Inc. 1.45% 5/15/2026	5,950	5,687
Equinix, Inc. 2.90% 11/18/2026	14,009	13,640
Equinix, Inc. 1.80% 7/15/2027	2,871	2,693
Equinix, Inc. 1.55% 3/15/2028	4,566	4,167
Equinix, Inc. 2.00% 5/15/2028	1,318	1,216
Equinix, Inc. 3.20% 11/18/2029	11,566	10,920
Equinix, Inc. 2.15% 7/15/2030	13,078	11,563
Equinix, Inc. 2.50% 5/15/2031	2,800	2,475
Equinix, Inc. 3.90% 4/15/2032	933	894
Equinix, Inc. 3.00% 7/15/2050	739	504
Equinix, Inc. 2.95% 9/15/2051	400	265
Equinix, Inc. 3.40% 2/15/2052	3,120	2,277
ERP Operating, LP 4.65% 9/15/2034	11,223	11,175
FibraSOMA 4.375% 7/22/2031[4]	8,260	6,847
FibraSOMA 4.375% 7/22/2031	5,000	4,145
Fideicomiso Fibra Uno 5.25% 1/30/2026	9,000	8,996
Fideicomiso Fibra Uno 4.869% 1/15/2030	2,000	1,856
Forestar Group, Inc. 3.85% 5/15/2026[4]	3,815	3,733
Forestar Group, Inc. 5.00% 3/1/2028[4]	2,000	1,950
The Bond Fund of America — Page 63 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Host Hotels & Resorts, LP 5.70% 7/1/2034	USD22,000	$22,726
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]	12,580	12,406
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]	21,700	20,261
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	23,920	21,945
Iron Mountain, Inc. 5.25% 3/15/2028[4]	9,459	9,429
Iron Mountain, Inc. 4.875% 9/15/2029[4]	8,367	8,201
Iron Mountain, Inc. 5.25% 7/15/2030[4]	7,950	7,856
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,154
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	5,274
Kilroy Realty, LP 6.25% 1/15/2036	14,823	15,186
Kimco Realty OP, LLC 3.30% 2/1/2025	5,000	4,967
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[4]	34,184	36,277
MPT Operating Partnership, LP 3.50% 3/15/2031	13,000	9,504
Prologis, LP 4.875% 6/15/2028	7,672	7,876
Prologis, LP 4.75% 6/15/2033	4,787	4,855
Prologis, LP 5.125% 1/15/2034	45,474	47,051
Prologis, LP 5.00% 3/15/2034	2,625	2,694
Prologis, LP 5.00% 1/31/2035	34,267	35,108
Prologis, LP 5.25% 6/15/2053	426	432
Prologis, LP 5.25% 3/15/2054	235	239
Public Storage Operating Co. (USD-SOFR Index + 0.70%) 6.056% 4/16/2027[3]	12,000	12,056
Public Storage Operating Co. 1.95% 11/9/2028	721	664
Public Storage Operating Co. 5.125% 1/15/2029	5,106	5,326
Public Storage Operating Co. 2.30% 5/1/2031	19,718	17,528
Public Storage Operating Co. 5.10% 8/1/2033	2,798	2,903
Scentre Group Trust 1 3.50% 2/12/2025[4]	5,950	5,914
Service Properties Trust 5.50% 12/15/2027	5,000	4,765
Service Properties Trust 3.95% 1/15/2028	100	87
Service Properties Trust 8.625% 11/15/2031[4]	39,925	43,450
Sun Communities Operating, LP 2.30% 11/1/2028	419	383
Sun Communities Operating, LP 2.70% 7/15/2031	1,537	1,345
Sun Communities Operating, LP 4.20% 4/15/2032	541	511
VICI Properties, LP 3.50% 2/15/2025[4]	2,675	2,657
VICI Properties, LP 4.375% 5/15/2025	4,312	4,292
VICI Properties, LP 4.625% 6/15/2025[4]	3,475	3,457
VICI Properties, LP 4.25% 12/1/2026[4]	5,700	5,649
VICI Properties, LP 4.50% 1/15/2028[4]	6,770	6,688
VICI Properties, LP 4.75% 2/15/2028	8,236	8,274
VICI Properties, LP 3.875% 2/15/2029[4]	2,835	2,718
VICI Properties, LP 4.625% 12/1/2029[4]	715	702
VICI Properties, LP 4.95% 2/15/2030	7,493	7,544
VICI Properties, LP 4.125% 8/15/2030[4]	2,500	2,376
VICI Properties, LP 5.125% 5/15/2032	26,299	26,428
VICI Properties, LP 5.625% 5/15/2052	1,671	1,636
WEA Finance, LLC 3.50% 6/15/2029[4]	6,247	5,864
		1,066,625
Consumer staples 0.96%
7-Eleven, Inc. 0.95% 2/10/2026[4]	2,976	2,841
7-Eleven, Inc. 1.30% 2/10/2028[4]	2,010	1,816
7-Eleven, Inc. 1.80% 2/10/2031[4]	3,244	2,735
7-Eleven, Inc. 2.80% 2/10/2051[4]	8,505	5,453
Albertsons Companies, Inc. 3.50% 3/15/2029[4]	8,727	8,162
Altria Group, Inc. 4.40% 2/14/2026	7,655	7,648
The Bond Fund of America — Page 64 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 3.40% 5/6/2030	USD1,272	$1,203
Altria Group, Inc. 4.50% 5/2/2043	100	89
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	17,639
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,489
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	39,545	40,587
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	5,455	5,297
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,564
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,710
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	2,157
BAT Capital Corp. 3.215% 9/6/2026	8,750	8,568
BAT Capital Corp. 3.557% 8/15/2027	44,004	43,116
BAT Capital Corp. 2.259% 3/25/2028	13,732	12,781
BAT Capital Corp. 6.343% 8/2/2030	38,099	41,252
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,503
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,582
BAT Capital Corp. 4.742% 3/16/2032	17,000	17,011
BAT Capital Corp. 6.421% 8/2/2033	32,255	35,441
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,550
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,781
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,345
BAT Capital Corp. 7.081% 8/2/2053	16,671	19,359
BAT International Finance PLC 3.95% 6/15/2025[4]	200	198
BAT International Finance PLC 1.668% 3/25/2026	10,877	10,455
BAT International Finance PLC 4.448% 3/16/2028	18,500	18,517
Campbell Soup Co. 5.20% 3/21/2029	5,450	5,647
Campbell Soup Co. 5.40% 3/21/2034	4,013	4,210
Campbell Soup Co. 4.75% 3/23/2035	8,002	7,972
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,233
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,454
Coca-Cola Co. 5.00% 5/13/2034	27,263	28,740
Coca-Cola Co. 4.65% 8/14/2034	11,210	11,485
Coca-Cola Co. 5.30% 5/13/2054	3,420	3,645
Coca-Cola Co. 5.20% 1/14/2055	6,670	7,003
Coca-Cola Co. 5.40% 5/13/2064	7,460	7,992
Conagra Brands, Inc. 4.60% 11/1/2025	11,234	11,237
Conagra Brands, Inc. 1.375% 11/1/2027	3,559	3,259
Conagra Brands, Inc. 5.30% 11/1/2038	7,483	7,516
Conagra Brands, Inc. 5.40% 11/1/2048	98	97
Constellation Brands, Inc. 4.35% 5/9/2027	5,757	5,774
Constellation Brands, Inc. 3.60% 2/15/2028	1,650	1,614
Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,649
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	5,147
Constellation Brands, Inc. 4.75% 5/9/2032	16,773	16,917
Constellation Brands, Inc. 4.90% 5/1/2033	19,120	19,330
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	847
Coty, Inc. 4.75% 1/15/2029[4]	275	269
Coty, Inc. 6.625% 7/15/2030[4]	7,905	8,221
Darling Ingredients, Inc. 5.25% 4/15/2027[4]	6,000	5,974
Darling Ingredients, Inc. 6.00% 6/15/2030[4]	755	763
H.J. Heinz Co. 3.00% 6/1/2026	2,599	2,547
H.J. Heinz Co. 4.375% 6/1/2046	16,000	14,171
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	17,570	16,025
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	8,185	7,169
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	717
The Bond Fund of America — Page 65 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
InRetail Consumer 3.25% 3/22/2028[4]	USD5,400	$5,069
InRetail Consumer 3.25% 3/22/2028	2,000	1,877
JBS USA Holding Lux SARL 2.50% 1/15/2027	26,124	25,016
JBS USA Holding Lux SARL 3.00% 2/2/2029	17,880	16,652
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,026
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,415
Nestle Holdings, Inc. 1.875% 9/14/2031[4]	884	758
PepsiCo, Inc. 1.625% 5/1/2030	588	518
PepsiCo, Inc. 1.40% 2/25/2031	666	565
Philip Morris International, Inc. 5.00% 11/17/2025	30,000	30,230
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,683
Philip Morris International, Inc. 5.125% 11/17/2027	15,175	15,629
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,743
Philip Morris International, Inc. 3.375% 8/15/2029	780	752
Philip Morris International, Inc. 5.625% 11/17/2029	15,392	16,350
Philip Morris International, Inc. 5.125% 2/15/2030	6,873	7,132
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,321
Philip Morris International, Inc. 5.50% 9/7/2030	32,600	34,528
Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,633
Philip Morris International, Inc. 5.125% 2/13/2031	12,157	12,640
Philip Morris International, Inc. 5.75% 11/17/2032	27,235	29,281
Philip Morris International, Inc. 5.375% 2/15/2033	14,900	15,589
Philip Morris International, Inc. 5.25% 2/13/2034	8,905	9,251
Philip Morris International, Inc. 4.125% 3/4/2043	108	95
Philip Morris International, Inc. 4.25% 11/10/2044	106	94
Post Holdings, Inc. 6.25% 2/15/2032[4]	2,162	2,229
Procter & Gamble Co. 0.55% 10/29/2025	4,261	4,111
Procter & Gamble Co. 1.00% 4/23/2026	1,229	1,178
Procter & Gamble Co. 3.95% 1/26/2028	18,289	18,407
Procter & Gamble Co. 3.00% 3/25/2030	1,183	1,134
Procter & Gamble Co. 1.20% 10/29/2030	4,005	3,427
Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,468
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,089
US Foods, Inc. 5.75% 4/15/2033[4]	3,140	3,151
Walmart, Inc. 4.10% 4/15/2033	9,966	9,998
Walmart, Inc. 4.50% 4/15/2053	11,190	10,806
		887,318
Information technology 0.65%
Adobe, Inc. 1.90% 2/1/2025	2	2
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,172
Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,932
Analog Devices, Inc. 5.05% 4/1/2034	20,445	21,417
Analog Devices, Inc. 2.80% 10/1/2041	2,973	2,255
Analog Devices, Inc. 2.95% 10/1/2051	18,184	12,846
Analog Devices, Inc. 5.30% 4/1/2054	5,160	5,406
Broadcom Corp. 3.875% 1/15/2027	6,617	6,574
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,334
Broadcom, Inc. 4.00% 4/15/2029[4]	3,178	3,132
Broadcom, Inc. 5.05% 7/12/2029	31,227	32,179
Broadcom, Inc. 4.35% 2/15/2030	3,250	3,244
Broadcom, Inc. 4.15% 11/15/2030	6,522	6,443
Broadcom, Inc. 5.15% 11/15/2031	36,380	37,769
Broadcom, Inc. 4.15% 4/15/2032[4]	346	336
The Bond Fund of America — Page 66 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 4/15/2034[4]	USD44,180	$39,801
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,522
Broadcom, Inc. 3.137% 11/15/2035[4]	2,092	1,790
Broadcom, Inc. 3.187% 11/15/2036[4]	6,007	5,094
Broadcom, Inc. 4.926% 5/15/2037[4]	12,923	12,918
Cisco Systems, Inc. 4.95% 2/26/2031	22,925	23,970
Cisco Systems, Inc. 5.05% 2/26/2034	51,635	54,247
Cisco Systems, Inc. 5.30% 2/26/2054	5,831	6,191
Gartner, Inc. 4.50% 7/1/2028[4]	1,850	1,833
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	5,000
Imola Merger Corp. 4.75% 5/15/2029[4]	2,500	2,442
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,725
Lenovo Group, Ltd. 6.536% 7/27/2032	3,000	3,304
Microchip Technology, Inc. 5.05% 3/15/2029	30,925	31,768
NCR Atleos Corp. 9.50% 4/1/2029[4]	9,383	10,337
Open Text Corp. 3.875% 2/15/2028[4]	6,500	6,213
Oracle Corp. 3.60% 4/1/2050	34,960	26,638
Roper Technologies, Inc. 4.75% 2/15/2032	5,000	5,061
Roper Technologies, Inc. 4.90% 10/15/2034	12,931	13,027
ServiceNow, Inc. 1.40% 9/1/2030	56,050	48,112
SK hynix, Inc. 1.50% 1/19/2026[4]	19,275	18,520
SK hynix, Inc. 1.50% 1/19/2026	8,142	7,823
SK hynix, Inc. 6.375% 1/17/2028[4]	10,000	10,514
SK hynix, Inc. 6.375% 1/17/2028	4,000	4,206
SK hynix, Inc. 2.375% 1/19/2031[4]	9,830	8,536
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,342
SK hynix, Inc. 6.50% 1/17/2033	2,000	2,208
Texas Instruments, Inc. 4.60% 2/8/2029	3,968	4,073
Texas Instruments, Inc. 4.85% 2/8/2034	10,931	11,372
TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,624
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,537
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,125
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,597
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,679
UKG, Inc. 6.875% 2/1/2031[4]	3,250	3,360
Unisys Corp. 6.875% 11/1/2027[4]	1,700	1,642
Xerox Holdings Corp. 5.50% 8/15/2028[4]	6,000	5,128
		598,320
Materials 0.43%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,810
Alpek, SAB de CV 3.25% 2/25/2031[4]	5,000	4,434
ArcelorMittal SA 7.00% 10/15/2039	3,250	3,694
ArcelorMittal SA 6.75% 3/1/2041	2,780	3,054
Berry Plastics Corp. 4.875% 7/15/2026[4]	9,875	9,868
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	4,000	4,090
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	3,200	3,267
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	2,750	2,846
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,385	4,627
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	4,229	4,434
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,511	6,955
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,677
Braskem Netherlands Finance BV 4.50% 1/31/2030	5,180	4,622
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]	4,600	4,104
The Bond Fund of America — Page 67 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]	USD1,235	$1,314
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,043	1,109
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	4,765	4,722
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]	4,000	3,136
Celanese US Holdings, LLC 6.165% 7/15/2027	19,250	19,954
Celanese US Holdings, LLC 6.35% 11/15/2028	3,501	3,698
Celanese US Holdings, LLC 6.33% 7/15/2029	2,583	2,741
Celanese US Holdings, LLC 6.55% 11/15/2030	3,301	3,560
Celanese US Holdings, LLC 6.379% 7/15/2032	5,762	6,163
Celanese US Holdings, LLC 6.70% 11/15/2033	10,324	11,301
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]	4,175	3,945
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	10,825	10,070
Consolidated Energy Finance SA 12.00% 2/15/2031[4]	10,000	10,072
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,941
Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
Dow Chemical Co. (The) 4.80% 11/30/2028	4,000	4,086
Dow Chemical Co. (The) 5.15% 2/15/2034	15,438	15,874
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	6,579
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	9,606
Dow Chemical Co. (The) 3.60% 11/15/2050	2,184	1,647
Dow Chemical Co. (The) 5.60% 2/15/2054	3,734	3,862
Eastman Chemical Co. 5.625% 2/20/2034	870	909
EIDP, Inc. 4.50% 5/15/2026	9,028	9,088
Freeport-McMoRan, Inc. 5.40% 11/14/2034	1,450	1,505
Freeport-McMoRan, Inc. 5.45% 3/15/2043	2,566	2,580
Fresnillo PLC 4.25% 10/2/2050[4]	9,516	7,324
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	6,000	5,268
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,580
Graphic Packaging International, LLC 3.50% 3/15/2028[4]	8,000	7,640
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]	4,262	4,115
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]	664	615
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	4,895	4,295
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]	9,022	6,920
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	6,225	4,423
Linde, Inc. 4.70% 12/5/2025	5,000	5,037
Linde, Inc. 2.00% 8/10/2050	1,139	668
Methanex Corp. 5.125% 10/15/2027	13,150	13,022
Methanex Corp. 5.25% 12/15/2029	1,125	1,111
Methanex Corp. 5.65% 12/1/2044	1,000	904
Mineral Resources, Ltd. 8.00% 11/1/2027[4]	5,475	5,629
Mineral Resources, Ltd. 9.25% 10/1/2028[4]	7,085	7,553
NOVA Chemicals Corp. 5.25% 6/1/2027[4]	7,500	7,423
NOVA Chemicals Corp. 8.50% 11/15/2028[4]	1,490	1,592
NOVA Chemicals Corp. 4.25% 5/15/2029[4]	5,535	5,151
NOVA Chemicals Corp. 9.00% 2/15/2030[4]	7,205	7,813
Nutrien, Ltd. 5.90% 11/7/2024	577	577
Nutrien, Ltd. 5.40% 6/21/2034	11,000	11,394
OCI NV 6.70% 3/16/2033[4]	9,249	9,699
Olin Corp. 5.625% 8/1/2029	2,500	2,508
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,926
POSCO 5.75% 1/17/2028[4]	5,195	5,403
POSCO 5.875% 1/17/2033[4]	630	672
POSCO Holdings, Inc. 4.875% 1/23/2027[4]	9,040	9,117
PT Freeport Indonesia 4.763% 4/14/2027	7,000	7,058
The Bond Fund of America — Page 68 of 97

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
PT Freeport Indonesia 5.315% 4/14/2032	USD7,000	$7,122
PT Freeport Indonesia 6.20% 4/14/2052	3,200	3,408
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,441
Summit Materials, LLC 5.25% 1/15/2029[4]	4,160	4,118
Suzano Austria gmbh 3.75% 1/15/2031	6,660	6,141
Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,609
Tronox, Inc. 4.625% 3/15/2029[4]	6,000	5,611
Westlake Corp. 5.00% 8/15/2046	5,265	4,984
Westlake Corp. 4.375% 11/15/2047	1,110	960
		401,808
Municipals 0.04%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]	4,100	3,318
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,180	2,524
Enel Finance America, LLC 7.10% 10/14/2027[4]	30,000	32,238
HPHT Finance 19, Ltd. 2.875% 11/5/2024	2,000	1,996
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]	1,436	1,041
		41,117
Total corporate bonds, notes & loans		28,090,874
U.S. Treasury bonds & notes 21.32% U.S. Treasury 20.48%
U.S. Treasury 0.625% 10/15/2024	959	958
U.S. Treasury 1.50% 11/30/2024	1,000	995
U.S. Treasury 2.125% 11/30/2024	33,000	32,861
U.S. Treasury 1.00% 12/15/2024	813	807
U.S. Treasury 2.25% 12/31/2024	3,000	2,982
U.S. Treasury 4.25% 12/31/2024	8,810	8,801
U.S. Treasury 1.125% 2/28/2025	125,000	123,325
U.S. Treasury 2.75% 2/28/2025[13]	407,851	405,158
U.S. Treasury 4.625% 2/28/2025	550,823	551,296
U.S. Treasury 3.875% 3/31/2025	243,233	242,682
U.S. Treasury 3.875% 4/30/2025	195,000	194,528
U.S. Treasury 0.25% 5/31/2025	1,000	974
U.S. Treasury 4.25% 5/31/2025	199,607	199,666
U.S. Treasury 4.625% 6/30/2025	127,975	128,435
U.S. Treasury 3.00% 7/15/2025	23,070	22,885
U.S. Treasury 4.75% 7/31/2025	3,135	3,152
U.S. Treasury 3.125% 8/15/2025	200	198
U.S. Treasury 0.25% 8/31/2025	40,000	38,649
U.S. Treasury 5.00% 8/31/2025	58,424	58,919
U.S. Treasury 3.00% 9/30/2025	380	376
U.S. Treasury 5.00% 9/30/2025	53,000	53,522
U.S. Treasury 0.25% 10/31/2025	12,000	11,536
U.S. Treasury 3.00% 10/31/2025	86,058	85,225
U.S. Treasury 2.25% 11/15/2025	40,000	39,286
U.S. Treasury 4.50% 11/15/2025	74,699	75,193
U.S. Treasury 0.375% 11/30/2025	522,200	501,629
U.S. Treasury 4.875% 11/30/2025	25,000	25,277
U.S. Treasury 4.00% 12/15/2025	161,001	161,271
U.S. Treasury 0.375% 12/31/2025	50,000	47,906
U.S. Treasury 2.625% 12/31/2025	822	810
U.S. Treasury 3.875% 1/15/2026	52,870	52,903
The Bond Fund of America — Page 69 of 97

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 1/31/2026	USD158,331	$151,329
U.S. Treasury 4.25% 1/31/2026	790,000	794,351
U.S. Treasury 0.50% 2/28/2026	150	143
U.S. Treasury 4.50% 3/31/2026	135,000	136,440
U.S. Treasury 3.75% 4/15/2026	355	355
U.S. Treasury 4.875% 4/30/2026	263,000	267,541
U.S. Treasury 0.75% 5/31/2026	1,245	1,186
U.S. Treasury 0.875% 6/30/2026	82,180	78,310
U.S. Treasury 4.50% 7/15/2026	138,371	140,320
U.S. Treasury 4.375% 7/31/2026	1,577,042	1,596,309
U.S. Treasury 3.75% 8/31/2026	502,547	503,344
U.S. Treasury 4.625% 9/15/2026	134,603	137,052
U.S. Treasury 0.875% 9/30/2026	429,857	407,242
U.S. Treasury 3.50% 9/30/2026	103,527	103,238
U.S. Treasury 1.125% 10/31/2026	1,797	1,707
U.S. Treasury 2.00% 11/15/2026	15,600	15,086
U.S. Treasury 4.625% 11/15/2026	64,056	65,351
U.S. Treasury 1.625% 11/30/2026	— [2]	— [2]
U.S. Treasury 4.375% 12/15/2026	118,875	120,782
U.S. Treasury 4.00% 1/15/2027	55,000	55,463
U.S. Treasury 2.25% 2/15/2027	3,000	2,909
U.S. Treasury 4.125% 2/15/2027	74,330	75,201
U.S. Treasury 1.875% 2/28/2027	107,551	103,320
U.S. Treasury 0.50% 4/30/2027	15,000	13,871
U.S. Treasury 2.375% 5/15/2027	41,700	40,444
U.S. Treasury 4.50% 5/15/2027	34,759	35,552
U.S. Treasury 2.625% 5/31/2027	350,150	341,724
U.S. Treasury 0.50% 6/30/2027	6,000	5,521
U.S. Treasury 4.375% 7/15/2027	11,054	11,287
U.S. Treasury 2.25% 8/15/2027	17,500	16,874
U.S. Treasury 3.75% 8/15/2027	455,835	458,083
U.S. Treasury 0.50% 8/31/2027	26,084	23,887
U.S. Treasury 3.375% 9/15/2027	70,867	70,509
U.S. Treasury 0.50% 10/31/2027	35,000	31,890
U.S. Treasury 4.125% 10/31/2027	22,500	22,862
U.S. Treasury 3.875% 11/30/2027	70,000	70,631
U.S. Treasury 3.875% 12/31/2027	112,100	113,195
U.S. Treasury 3.50% 1/31/2028	11,709	11,685
U.S. Treasury 2.75% 2/15/2028	17,398	16,945
U.S. Treasury 1.125% 2/29/2028	23,306	21,486
U.S. Treasury 4.00% 2/29/2028	118,875	120,528
U.S. Treasury 1.25% 3/31/2028	50,580	46,754
U.S. Treasury 2.875% 5/15/2028	16,027	15,649
U.S. Treasury 1.25% 5/31/2028	10,702	9,852
U.S. Treasury 3.625% 5/31/2028	52,781	52,871
U.S. Treasury 1.25% 6/30/2028	42,000	38,597
U.S. Treasury 4.125% 7/31/2028	132,534	135,133
U.S. Treasury 2.875% 8/15/2028	3,760	3,665
U.S. Treasury 1.125% 8/31/2028	100,000	91,098
U.S. Treasury 1.25% 9/30/2028	14,100	12,889
U.S. Treasury 4.625% 9/30/2028	114,680	119,151
U.S. Treasury 4.875% 10/31/2028	4,930	5,172
U.S. Treasury 1.50% 11/30/2028	35,000	32,207
U.S. Treasury 4.375% 11/30/2028	125,000	128,848
The Bond Fund of America — Page 70 of 97

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 12/31/2028	USD6,982	$7,031
U.S. Treasury 1.75% 1/31/2029	51,932	48,157
U.S. Treasury 4.00% 1/31/2029	100,080	101,806
U.S. Treasury 4.25% 2/28/2029	151,257	155,491
U.S. Treasury 2.875% 4/30/2029	259,760	252,115
U.S. Treasury 4.625% 4/30/2029	123,230	128,722
U.S. Treasury 2.375% 5/15/2029	5,000	4,747
U.S. Treasury 4.50% 5/31/2029	265,400	276,083
U.S. Treasury 3.25% 6/30/2029	18,000	17,743
U.S. Treasury 4.25% 6/30/2029	58,000	59,713
U.S. Treasury 4.00% 7/31/2029	3,796	3,869
U.S. Treasury 1.625% 8/15/2029	398	364
U.S. Treasury 3.625% 8/31/2029	180,000	180,594
U.S. Treasury 3.50% 9/30/2029	189,884	189,328
U.S. Treasury 3.875% 9/30/2029	65,000	65,845
U.S. Treasury 3.875% 12/31/2029	169,618	171,883
U.S. Treasury 3.50% 1/31/2030	59,120	58,838
U.S. Treasury 1.50% 2/15/2030	40,500	36,375
U.S. Treasury 3.75% 5/31/2030	145,000	145,985
U.S. Treasury 4.00% 7/31/2030	15,360	15,664
U.S. Treasury 4.625% 9/30/2030[13]	988,320	1,041,055
U.S. Treasury 4.875% 10/31/2030	548,743	585,740
U.S. Treasury 3.75% 12/31/2030	5,152	5,183
U.S. Treasury 4.00% 1/31/2031	100,000	101,988
U.S. Treasury 1.625% 5/15/2031	47,450	41,841
U.S. Treasury 4.25% 6/30/2031	200,000	207,102
U.S. Treasury 4.125% 7/31/2031	300,000	308,473
U.S. Treasury 1.25% 8/15/2031	20,109	17,175
U.S. Treasury 3.75% 8/31/2031	66,500	66,866
U.S. Treasury 3.625% 9/30/2031	84,046	83,895
U.S. Treasury 1.875% 2/15/2032	25,000	22,083
U.S. Treasury 2.875% 5/15/2032	529	500
U.S. Treasury 2.75% 8/15/2032	27,904	26,080
U.S. Treasury 4.125% 11/15/2032	2,938	3,023
U.S. Treasury 3.375% 5/15/2033	129,000	125,447
U.S. Treasury 4.00% 2/15/2034	42,507	43,246
U.S. Treasury 4.375% 5/15/2034	128,408	134,507
U.S. Treasury 3.875% 8/15/2034	589,055	593,244
U.S. Treasury 4.50% 8/15/2039[13]	130,200	138,134
U.S. Treasury 4.625% 2/15/2040	600	645
U.S. Treasury 1.125% 5/15/2040	24,625	16,286
U.S. Treasury 1.125% 8/15/2040	35,000	22,925
U.S. Treasury 1.375% 11/15/2040	96,100	65,235
U.S. Treasury 1.875% 2/15/2041	194,929	143,014
U.S. Treasury 2.25% 5/15/2041	15,174	11,767
U.S. Treasury 1.75% 8/15/2041	56,183	39,846
U.S. Treasury 2.00% 11/15/2041	685	504
U.S. Treasury 3.125% 11/15/2041	300	265
U.S. Treasury 2.375% 2/15/2042[13]	283,082	220,561
U.S. Treasury 3.25% 5/15/2042	147,319	131,022
U.S. Treasury 2.75% 8/15/2042	3,811	3,142
U.S. Treasury 3.375% 8/15/2042	6,700	6,049
U.S. Treasury 2.75% 11/15/2042	1,735	1,424
U.S. Treasury 4.00% 11/15/2042	10,583	10,416
The Bond Fund of America — Page 71 of 97

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 2/15/2043	USD4,000	$3,860
U.S. Treasury 2.875% 5/15/2043	32,398	26,916
U.S. Treasury 3.875% 5/15/2043	29,009	27,930
U.S. Treasury 3.625% 8/15/2043	117,460	108,797
U.S. Treasury 4.375% 8/15/2043	2,690	2,767
U.S. Treasury 4.75% 11/15/2043	56,349	60,805
U.S. Treasury 4.50% 2/15/2044	223,630	233,379
U.S. Treasury 3.375% 5/15/2044	38,700	34,407
U.S. Treasury 4.625% 5/15/2044	63,000	66,790
U.S. Treasury 4.125% 8/15/2044[13]	121,110	120,183
U.S. Treasury 3.00% 11/15/2044	25,000	20,865
U.S. Treasury 2.50% 2/15/2045	37,361	28,570
U.S. Treasury 3.00% 5/15/2045	1,460	1,215
U.S. Treasury 2.50% 2/15/2046	32,377	24,487
U.S. Treasury 2.25% 8/15/2046	21,600	15,471
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 2/15/2047	39,950	32,750
U.S. Treasury 3.00% 5/15/2047	26,000	21,279
U.S. Treasury 2.75% 8/15/2047	11,687	9,122
U.S. Treasury 2.75% 11/15/2047	5,300	4,128
U.S. Treasury 3.00% 2/15/2048[13]	123,621	100,558
U.S. Treasury 3.125% 5/15/2048	1,150	955
U.S. Treasury 3.00% 8/15/2048	43,295	35,127
U.S. Treasury 3.375% 11/15/2048	4,545	3,939
U.S. Treasury 3.00% 2/15/2049	3,141	2,543
U.S. Treasury 2.875% 5/15/2049[13]	74,849	59,096
U.S. Treasury 2.25% 8/15/2049	113,864	78,904
U.S. Treasury 2.375% 11/15/2049	30,864	21,946
U.S. Treasury 2.00% 2/15/2050	47,888	31,210
U.S. Treasury 1.25% 5/15/2050[13]	199,788	106,949
U.S. Treasury 1.375% 8/15/2050[13]	334,055	184,096
U.S. Treasury 1.625% 11/15/2050	42,400	24,940
U.S. Treasury 1.875% 2/15/2051	57,065	35,764
U.S. Treasury 2.375% 5/15/2051	46,705	32,964
U.S. Treasury 2.00% 8/15/2051	155,389	100,105
U.S. Treasury 1.875% 11/15/2051	30,977	19,303
U.S. Treasury 2.25% 2/15/2052[13]	173,900	118,605
U.S. Treasury 2.875% 5/15/2052[13]	204,000	159,773
U.S. Treasury 4.00% 11/15/2052	34,901	33,968
U.S. Treasury 3.625% 2/15/2053	39,701	36,103
U.S. Treasury 3.625% 5/15/2053	2,000	1,820
U.S. Treasury 4.125% 8/15/2053	97,750	97,361
U.S. Treasury 4.75% 11/15/2053	162,454	179,461
U.S. Treasury 4.25% 2/15/2054	60,331	61,495
U.S. Treasury 4.625% 5/15/2054	452,938	491,367
		18,949,156
U.S. Treasury inflation-protected securities 0.84%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[14]	277,355	272,534
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,475	9,342
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,339	8,179
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	109,208	106,162
The Bond Fund of America — Page 72 of 97

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	USD— [2]	$1
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	48,428	45,208
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13,14]	299,719	271,256
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[14]	64,565	67,211
		779,893
Total U.S. Treasury bonds & notes		19,729,049
Asset-backed obligations 6.61%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	65	65
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]	545	547
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	687	680
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]	2,679	2,690
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]	740	743
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,4]	6,723	6,815
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,4]	4,546	4,608
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,4]	3,402	3,414
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.694% 10/20/2034[1,3,4]	350	351
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[1,3,4]	22,438	22,579
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[1,3,4]	21,350	21,367
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.809% 1/19/2033[1,3,4]	10,500	10,571
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.723% 10/15/2034[1,3,4]	2,550	2,550
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]	359	359
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]	1,254	1,259
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,4]	8,274	8,309
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]	2,719	2,690
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,4]	1,232	1,246
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]	7,915	8,008
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[1,4]	14,936	15,293
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,4]	17,292	17,972
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]	5,330	5,423
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[1,4]	24,497	24,991
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[1,4]	15,643	16,059
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	30,519	30,300
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	8,478	8,428
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.551% 4/15/2035[1,3,4]	2,857	2,849
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	2,751	2,756
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	15,256
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[1]	13,052	13,290
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	10,074
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[1]	993	1,011
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.992% 4/22/2033[1,3,4]	900	900
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[1,3,4]	24,993	25,011
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.042% 1/20/2036[1,3,4]	750	758
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.479% 4/26/2036[1,3,4]	1,700	1,735
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.606% 4/17/2033[1,3,4]	33,463	33,544
ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.386% 10/17/2030[1,3,4]	4,000	4,010
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 10.301% 7/15/2030[1,3,4]	2,000	2,018
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,4]	6,080	6,148
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,4]	14,357	14,759
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,4]	1,197	1,241
The Bond Fund of America — Page 73 of 97

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]	USD6,460	$6,417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	25,693	25,275
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	20,845	20,212
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	1,798	1,755
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]	3,581	3,533
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,921	8,077
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]	22,390	21,247
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]	3,398	3,218
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]	1,211	1,149
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]	5,000	4,750
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	49,213	50,593
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	40,430	42,236
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]	4,925	5,193
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]	18,192	18,739
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[1,4]	3,347	3,455
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[1,4]	19,000	19,547
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[1,4]	3,970	4,068
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028[1,4]	1,670	1,676
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,4]	3,617	3,673
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,4]	12,910	13,114
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.246% 7/16/2035[1,3,4]	5,000	5,000
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.533% 7/24/2036[1,3,4]	500	515
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[1,3,4]	15,000	15,020
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,028
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	3,145	3,119
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	508	494
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]	914	873
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]	174	172
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]	1,533	1,476
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 7.986% 10/25/2034[1,3,4]	1,240	1,240
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.094% 7/20/2033[1,3,4]	1,000	1,002
Battalion CLO, Ltd., Series 2018-2A, Class A1, (3-month USD CME Term SOFR + 1.332%) 6.433% 5/17/2031[1,3,4]	5,404	5,408
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.695% 4/24/2034[1,3,4]	2,000	2,000
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.663% 7/15/2034[1,3,4]	1,000	1,003
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.715% 1/25/2035[1,3,4]	3,125	3,125
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.772% 3/13/2037[1,3,4]	2,400	2,410
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[1,3,4]	40,450	40,448
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.901% 1/15/2033[1,3,4]	7,159	7,146
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.401% 1/15/2033[1,3,4]	12,528	12,560
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[1,3,4]	3,703	3,737
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.571% 4/26/2031[1,3,11]	23,542	23,554
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]	16,369	15,103
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]	2,077	1,889
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 6.797% 6/15/2034[1,3,4]	2,399	2,404
The Bond Fund of America — Page 74 of 97

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2035[1,3,4]	USD3,000	$3,010
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.832% 7/22/2035[1,3,4]	3,000	3,009
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[1]	8,719	8,916
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,4]	6,123	6,224
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,4]	6,275	6,364
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	6,283	6,333
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,564
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[1]	4,861	4,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	5,517	5,565
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[1]	3,676	3,715
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	5,660	5,746
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	6,201	6,360
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	16,137	16,520
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,4]	19,132	19,192
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.913% 4/15/2034[1,3,4]	577	578
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,4]	26,922	27,430
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.723% 7/15/2034[1,3,4]	250	250
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	23	23
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	1,714	1,716
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	580	569
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	568	557
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	555
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[1]	10,654	10,829
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	6,222	6,274
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	15,778	16,270
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	22,283	23,061
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[1,4]	4,963	4,989
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	1,155	1,162
Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[1]	1,559	1,561
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[1,4]	8,430	8,524
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	1,939	1,972
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	562	540
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	3,458	3,359
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]	2,515	2,556
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[1]	3,669	3,752
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	1,210	1,253
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	83,333	75,074
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	13,472	12,028
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]	3,546	3,090
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	1,898	1,772
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[1,4]	1,202	1,224
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	80,144	77,575
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	15,604	14,164
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	9,080	8,699
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]	989	866
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	69,912	65,727
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]	5,694	5,248
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]	99,103	99,745
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]	43,496	43,885
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,4]	2,971	3,026
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[1,4]	14,031	14,274
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[1,4]	USD2,461	$2,518
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,4]	4,538	4,660
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[1,4]	3,099	3,190
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,4]	5,552	5,535
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	1,770	1,800
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,4]	9,074	9,185
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.286% 7/16/2035[1,3,4]	10,000	10,031
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	11,631	11,837
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	5,676	5,857
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,4]	9,093	9,095
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,4]	2,324	2,322
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]	395	374
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	6,225	5,769
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	2,854	2,644
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]	737	698
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	4,379	4,073
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	8,766	8,005
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]	943	864
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,4]	6,166	6,194
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[1]	783	790
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029[1]	1,766	1,791
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[1]	5,727	5,877
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]	1,185	1,188
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]	451	447
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]	6,225	6,258
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]	2,909	2,917
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[1,4]	4,439	4,455
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]	1,667	1,688
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,4]	3,829	3,833
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]	3,241	3,239
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]	18,032	17,972
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,4]	3,632	3,690
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[1,4]	2,952	2,951
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	2,352	2,364
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]	3,525	3,605
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]	3,866	3,942
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]	3,489	3,621
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]	2,268	2,308
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	982	1,008
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[1,4]	10,987	11,237
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[1,4]	11,898	12,245
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,4]	28,039	28,512
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,4]	11,668	11,844
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.391% 7/15/2035[1,3]	475	441
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.351% 1/15/2037[1,3]	870	807
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.361% 2/15/2037[1,3]	1,284	1,232
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	922	940
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	3,048	3,153
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029[1,4]	7,100	7,219
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030[1,4]	3,000	3,018
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.151% 10/15/2036[1,3,4]	3,333	3,344
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.701% 10/15/2036[1,3,4]	4,286	4,303
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	USD36,273	$36,353
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,4]	7,873	7,952
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,4]	22,017	22,644
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[1,4]	2,412	2,522
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	10,663	10,673
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	5,007	5,039
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	15,041	15,042
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	4,991	4,911
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	7,379	7,476
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	13,119	13,361
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]	1,020	1,005
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]	2,194	2,161
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]	327	327
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]	1,031	1,032
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]	1,602	1,609
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	2,681	2,698
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	8,340	8,529
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]	5,863	5,997
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]	6,061	6,334
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.583% 4/15/2029[1,3,4]	2,177	2,179
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.451% 7/15/2030[1,3,4]	13,222	13,228
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.723% 10/15/2030[1,3,4]	20,000	20,000
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.533% 4/15/2031[1,3,4]	13,650	13,674
DT Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029[1,4]	8,215	8,299
DT Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030[1,4]	11,520	12,331
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.713% 1/15/2035[1,3,4]	1,100	1,100
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	893	821
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[1,4]	480	486
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,4]	9,780	9,887
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]	5,938	5,938
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	2,562	2,557
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	921	929
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,4]	8,605	8,691
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]	7,337	7,544
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[1,4]	7,180	7,468
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,4]	382	382
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	156	156
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	257	257
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	6,627	6,655
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	13,979	13,608
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	4,622	4,636
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	3,483	3,496
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	1,682	1,685
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	1,705	1,712
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[1]	6,875	6,870
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	20,900	21,081
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,412
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	3,075	3,124
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,702
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	9,801	9,880
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	USD6,194	$6,190
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	2,014
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[1]	6,250	6,244
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	5,584	5,782
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	15,785	16,100
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	3,227	3,312
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[1]	9,039	9,253
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[1]	15,775	15,760
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	15,959	16,376
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	10,143	10,326
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	21,364	21,917
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[1]	12,630	12,785
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[1]	9,158	9,302
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[1]	11,864	12,215
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	16,141	16,529
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,150	1,265
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[1]	21,836	21,809
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]	950	935
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]	4,500	4,561
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	5,063	5,203
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]	12,741	12,388
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	18,771	18,172
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]	8,641	8,567
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,275	2,298
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[1,4]	6,949	7,126
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	2,211	2,249
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	3,215	3,311
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	1,800	1,871
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[1,4]	5,750	5,939
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[1,3,4]	19,829	19,910
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]	702	702
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	1,108	1,108
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	11,899	11,995
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	2,844	2,879
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029[1]	12,000	12,002
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	11,868	11,853
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]	19,385	19,288
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]	47,950	47,455
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[1,4]	9,920	9,577
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	21,970	20,995
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	15,800	16,109
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	85,137	88,185
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	25,883	26,161
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.679% 10/18/2033[1,3,4]	7,874	7,874
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.879% 10/18/2033[1,3,4]	6,000	6,000
Fortress Credit Opportunities CLO, LLC, Series 2018-11, Class A1T, (3-month USD CME Term SOFR + 1.562%) 6.863% 4/15/2031[1,3,4]	668	668
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	1,083	1,013
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	550	512
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	5,811	5,306
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]	196	171
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	5,998	5,824
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]	869	828
The Bond Fund of America — Page 78 of 97

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,4]	USD1,895	$1,785
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	42,193	38,896
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	30,040	27,875
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]	2,432	2,220
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]	7,411	7,439
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]	1,744	1,746
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,4]	9,718	9,757
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]	2,129	2,144
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,4]	4,699	4,757
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	10,153	10,248
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,4]	6,032	6,079
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,4]	8,929	9,050
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,4]	10,734	10,943
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[1,4]	9,729	9,845
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	3,969	4,041
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	3,589	3,711
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]	12,145	12,384
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]	9,610	9,884
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,4]	14,916	15,356
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[1,4]	9,109	9,243
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,4]	1,170	1,213
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]	3,044	3,090
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,4]	7,645	7,707
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,4]	11,061	11,209
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,143	3,168
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[1]	3,016	3,073
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]	35,338	36,466
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	42,166	44,430
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,4]	38,685	39,079
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[1,4]	9,679	9,919
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.163% 4/15/2033[1,3,4]	4,000	4,005
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.404% 8/5/2030[1,3,4]	1,000	1,000
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.016% 1/25/2031[1,3,4]	1,360	1,361
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 6.259% 11/5/2037[1,3,4]	5,000	5,005
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.832% 4/20/2033[1,3,4]	17,308	17,318
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.582% 4/20/2033[1,3,4]	9,620	9,633
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,4]	1,066	1,078
Greatamerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,4]	1,481	1,498
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,4]	15,472	15,776
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,4]	12,551	12,785
Greatamerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[1,4]	10,419	10,676
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.863% 4/15/2034[1,3,4]	500	500
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.625% 7/28/2031[1,3,4]	2,443	2,446
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.251% 1/15/2035[1,3,4]	1,000	1,010
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.763% 7/15/2034[1,3,4]	3,000	3,007
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.332% 1/20/2031[1,3,4]	7,558	7,576
The Bond Fund of America — Page 79 of 97

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.411% 9/15/2041[1,3,4]	USD250	$243
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	30,716	30,254
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]	2,237	2,195
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	17,787	17,631
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	2,352	2,376
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	8,361	7,709
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]	3,385	3,554
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]	26,448	26,294
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]	3,466	3,442
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]	1,951	1,936
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	106,899	100,782
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	6,275	5,896
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]	3,138	2,929
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,4]	7,039	7,188
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,4]	6,869	7,007
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,4]	4,154	4,240
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 5.899% 1/25/2035[1,3]	17	17
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,426	1,434
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,4]	24,971	24,979
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[1,4]	5,282	5,402
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,4]	8,249	8,399
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[1,4]	5,000	5,043
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.504% 2/5/2031[1,3,4]	1,967	1,968
HPS Loan Management, Ltd., CLO, Series 2013A-18, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.901% 10/15/2030[1,3,4]	9,500	9,518
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]	3,562	3,604
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	1,472	1,498
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	2,195	2,246
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.576% 4/25/2031[1,3,4]	4,150	4,152
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.695% 7/28/2034[1,3,4]	4,000	4,000
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[1,4]	9,183	8,792
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.244% 4/22/2033[1,3,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[1,3,4]	23,853	23,879
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.929% 4/20/2032[1,3,4]	18,500	18,509
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.132% 4/20/2032[1,3,4]	9,565	9,564
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[1]	6,126	6,288
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,3,4]	17,438	17,470
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.743% 1/15/2031[1,3,4]	12,948	12,961
KKR Financial CLO, Ltd., Series 2017, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2034[1,3,4]	3,000	3,004
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.332% 7/20/2034[1,3,4]	15,000	15,001
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,4]	11,526	11,666
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]	1,807	1,808
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]	1,298	1,292
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	2,184	2,187
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	6,324	6,348
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	2,384	2,391
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	USD2,901	$2,939
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]	3,145	3,182
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	927	942
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]	2,278	2,295
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	21,187	21,345
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	4,473	4,515
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]	6,005	6,138
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,4]	5,237	5,330
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]	1,164	1,183
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	9,891	10,002
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]	5,058	5,222
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]	1,598	1,625
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]	1,932	1,970
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,4]	2,671	2,737
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]	4,131	4,254
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	981	1,015
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]	3,430	3,595
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	895	912
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]	1,190	1,229
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,4]	614	634
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.628% 7/16/2031[1,3,4]	6,454	6,462
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030[1,4]	3,000	3,046
M&T Equipment Notes, Series 2023-1, Class A2, 6.09% 7/15/2030[1,4]	2,364	2,373
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[1,3,4]	3,573	3,576
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.681% 4/19/2034[1,3,4]	250	250
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.683% 7/15/2034[1,3,4]	500	501
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[1,3,4]	24,476	24,475
Man GLG US CLO 2018-1, Ltd., Series 2018-1A, Class A1R, (3-month USD CME Term SOFR + 1.402%) 6.684% 4/22/2030[1,3,4]	7,427	7,433
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 7.251% 4/15/2032[1,3,4]	6,000	6,010
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 7.951% 4/15/2032[1,3,4]	3,000	2,987
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 6.662% 1/20/2033[1,3,4]	2,500	2,500
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.982% 1/20/2033[1,3,4]	1,286	1,289
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 6.558% 7/16/2031[1,3,4]	9,913	9,923
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 9.279% 1/19/2034[1,3,4]	4,000	4,036
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.482% 1/20/2032[1,3,4]	28,225	28,223
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	5,915	6,048
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]	7,981	8,082
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,4]	15,689	15,952
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	6,712	6,844
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 6.619% 4/18/2036[1,3,4]	2,500	2,501
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]	22,893	23,110
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	8,468	8,566
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,4]	4,941	4,998
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027[1,4]	3,447	3,343
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.998% 5/20/2034[1,3,4]	1,540	1,547
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 6.94% 5/20/2033[1,3,4]	USD2,500	$2,504
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.708% 9/14/2033[1,3,4]	3,500	3,505
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	4,177	3,799
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	1,370	1,240
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]	19,614	17,692
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]	4,764	4,216
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]	2,217	1,976
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]	5,077	4,551
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	20,672	19,146
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]	1,976	1,832
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	22,164	20,552
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	49,559	46,298
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.815% 4/20/2062[1,3,4]	14,617	14,514
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.691% 10/19/2031[1,3,4]	1,000	1,000
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.285% 10/25/2036[1,3,4]	1,000	1,025
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	309,300	285,416
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.625% 12/21/2029[1,3,4]	650	652
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[1,3,4]	1,557	1,558
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]	544	544
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	4,270	4,361
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,4]	15,001	15,086
Northwoods Capital, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 6.626% 6/15/2031[1,3,4]	4,000	4,005
Northwoods Capital, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.976% 6/15/2031[1,3,4]	4,000	4,004
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.654% 4/22/2030[1,3,4]	9,722	9,747
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.282% 1/20/2035[1,3,4]	19,600	19,632
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.032% 1/20/2035[1,3,4]	500	501
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 6.871% 7/20/2035[1,3,4]	8,000	8,000
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[1,3,4]	8,650	8,662
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.566% 4/10/2033[1,3,4]	1,954	1,958
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.382% 1/20/2035[1,3,4]	1,800	1,803
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 10.282% 1/20/2035[1,3,4]	3,000	3,018
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.636% 7/16/2036[1,3,4]	500	514
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.382% 7/21/2037[1,3,4]	1,000	1,000
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,4]	11,946	12,250
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	2,366	2,440
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,4]	12,728	12,752
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,4]	3,931	3,939
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,4]	146	147
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]	1,079	1,056
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	8,271	8,031
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.190% 5/20/2029[1,3,4]	67	67
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.351% 4/15/2030[1,3,4]	5,020	5,023
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.571% 10/15/2030[1,3,4]	USD203	$203
Palmer Square Loan Funding, CLO, Series 2022-4, Class C, (3-month USD CME Term SOFR + 4.50%) 9.783% 7/24/2031[1,3,4]	3,000	3,000
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 7.059% 7/24/2031[1,3,4]	3,571	3,571
Palmer Square Loan Funding, Ltd., CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.344% 7/20/2029[1,3,4]	921	922
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[1,3,4]	3,768	3,771
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[1,3,4]	856	855
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.401% 4/15/2031[1,3,4]	16,329	16,338
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.659% 7/24/2031[1,3,4]	2,370	2,372
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.033% 7/24/2031[1,3,4]	3,047	3,052
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.764% 7/20/2034[1,3,4]	5,000	5,004
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.732% 10/20/2034[1,3,4]	1,500	1,501
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,4]	5,491	5,502
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,4]	19,866	20,151
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,4]	2,728	2,815
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,4]	5,839	5,848
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,4]	2,847	2,841
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]	862	862
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.492% 8/16/2027[1,3,4]	10,757	10,814
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.947% 1/15/2028[1,3,4]	14,516	14,570
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	12,000	12,243
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 6.142% 4/17/2028[1,3,4]	10,000	10,015
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	26,701	27,090
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[1,4]	11,858	12,183
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[1]	12,770	13,098
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,4]	12,754	13,103
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[1,3,4]	4,974	4,985
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,4]	25,521	25,539
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039[1,4]	9,000	9,000
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,4]	11,608	11,690
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.763% 10/15/2034[1,3,4]	3,050	3,055
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,4]	9,786	9,885
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]	498	498
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,4]	2,044	2,066
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[1,4]	3,815	3,816
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[1,4]	3,728	3,798
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,4]	5,777	5,962
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.219% 7/25/2051[1,3,4]	1,318	1,314
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[1,4]	1,909	1,914
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.485% 4/25/2032[1,3,4]	1,400	1,400
Rad CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.636% 4/17/2036[1,3,4]	15,000	15,046
Rad CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.886% 4/17/2036[1,3,4]	3,000	3,005
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]	894	897
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,4]	9,090	9,256
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,4]	7,256	7,304
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.704% 4/20/2034[1,3,4]	USD3,000	$3,004
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[1,3,4]	27,012	27,011
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[1,3,4]	6,943	6,931
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.785% 10/25/2031[1,3,4]	8,857	8,856
Regatta XVI Funding, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 3.20%) 8.131% 1/15/2033[1,3,4]	2,000	2,000
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.782% 7/20/2035[1,3,4]	3,500	3,500
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	2,201	2,198
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.382% 7/20/2035[1,3,4]	10,000	10,019
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[1,3,4]	20,255	20,254
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	3,612	3,605
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	270	271
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	3,937	3,877
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	23,931	23,992
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	5,101	5,013
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	10,674	10,717
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	6,039	6,024
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,319
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	1,405	1,416
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	5,490	5,543
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,710
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	5,270	5,343
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]	3,536	3,583
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,663	5,661
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,647
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	2,556	2,589
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	4,957	5,061
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[1]	18,008	18,119
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[1]	9,657	9,823
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	15,172	15,607
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[1]	10,970	11,066
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[1]	16,725	17,151
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	2,142	2,180
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[1]	15,291	15,435
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	4,006
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	6,135
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,448
Santander Drive Auto Receivables Trust, Series 24-4, Class D, 5.32% 12/15/2031[1]	18,627	18,879
Saratoga Investment Corp CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 6.582% 4/20/2033[1,3,4]	29,027	29,052
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,4]	2,147	2,151
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]	11,968	12,075
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[1,4]	4,985	5,075
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,4]	7,219	7,238
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,4]	6,855	6,922
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,4]	1,439	1,485
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032[1,4]	1,000	1,040
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032[1,4]	1,625	1,693
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	4,628	4,642
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	USD4,569	$4,634
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	2,641	2,715
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]	2,244	2,323
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]	3,578	3,711
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,4]	23,019	23,015
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]	14,340	13,240
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]	2,640	2,392
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]	3,364	3,468
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[1,3,4]	2,610	2,635
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	3,724	3,349
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	11,342	10,403
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2030[1,3,4]	524	524
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.846% 4/25/2034[1,3,4]	2,000	2,000
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.813% 7/15/2034[1,3,4]	1,000	1,000
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,4]	10,161	10,314
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	13,486	12,928
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 9.913% 7/15/2032[1,3,4]	3,000	3,000
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	1,525	1,475
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	3,207	3,056
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	4,306	4,091
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,4]	4,105	4,114
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[1,4]	2,423	2,434
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,4]	2,513	2,525
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[1,4]	44,687	46,212
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[1,4]	44,687	46,289
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	7,457	7,171
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,3,4]	29,500	29,505
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.782% 10/20/2036[1,3,4]	2,000	2,064
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.782% 1/20/2037[1,3,4]	3,000	3,062
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 8.945% 1/23/2032[1,3,4]	1,250	1,256
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.585% 4/25/2034[1,3,4]	3,000	3,007
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.376% 10/25/2029[1,3,4]	1,135	1,136
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	26,177	26,745
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	12,533	12,794
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	13,419	12,563
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.027% 8/16/2034[1,3,4]	1,500	1,489
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.944% 4/20/2034[1,3,4]	750	751
Teachers Insurance and Annuity Association of AME, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.698% 1/16/2031[1,3,4]	500	500
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]	10,302	9,843
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]	4,144	4,098
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	8,926	8,341
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]	1,844	1,725
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	23,958	22,121
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.624% 10/20/2032[1,3,4]	1,000	1,001
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]	1,255	1,202
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[1,4]	676	678
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	5,335	5,223
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]	27,912	26,661
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]	USD39,268	$40,308
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,520
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[1]	3,974	4,046
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]	933	933
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[1,3,4]	45,000	45,115
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 10.261% 11/26/2032[1,3,4]	1,265	1,275
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[1,3,4]	31,968	31,968
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.979% 1/20/2032[1,3,4]	14,000	14,001
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[1,3,4]	3,052	3,056
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.285% 4/25/2033[1,3,4]	6,000	6,011
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.885% 4/25/2033[1,3,4]	3,000	3,002
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.472% 7/20/2036[1,3,4]	1,500	1,548
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	10,959	10,104
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	11,128	10,075
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]	811	738
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,4]	266	266
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[1,3,4]	10,000	10,003
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.37% 9/7/2030[1,3,4]	475	475
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.611% 7/18/2031[1,3,4]	1,288	1,290
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,4]	3,963	4,059
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,4]	2,400	2,498
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,4]	205	213
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	2,425	2,426
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,687
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,050
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	4,708	4,721
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,4]	12,093	12,519
Verizon Master Trust, Series 2024-7, Class A, 4.35% 8/20/2032 (5.10% on 8/20/2029)[1,4,6]	11,387	11,400
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.584% 9/15/2030[1,3,4]	885	885
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2034[1,3,4]	2,391	2,402
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.101% 4/15/2036[1,3,4]	2,000	2,006
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 5.12% 10/16/2028[1,4]	2,414	2,424
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[1,3,4]	24,275	24,289
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.101% 10/15/2031[1,3,4]	8,695	8,706
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.651% 10/15/2031[1,3,4]	3,000	3,000
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,4]	1,765	1,772
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,4]	3,306	3,352
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[1,4]	3,075	3,153
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]	63	63
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]	776	775
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]	172	172
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]	8,825	8,685
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]	9,136	9,186
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	12,615	12,662
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]	5,523	5,458
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,4]	4,920	4,973
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	13,490	13,630
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,4]	3,231	3,279
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]	4,531	4,596
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	1,062	1,068
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[1,4]	2,725	2,765
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	USD2,059	$2,083
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	13,431	13,632
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	15,698	16,013
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]	4,024	4,164
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,4]	8,365	8,517
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	8,740	9,015
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,4]	11,241	11,561
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[1,4]	7,827	7,975
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[1,4]	20,300	20,747
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[1,4]	7,064	7,221
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	894	906
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[1,4]	25,286	25,679
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,4]	35,849	36,194
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[1,3,4]	34,647	34,646
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.079% 10/20/2030[1,3,4]	22,000	22,035
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.694% 7/20/2033[1,3,4]	311	311
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 7.551% 1/15/2035[1,3,4]	2,000	2,000
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.812% 7/20/2035[1,3,4]	5,000	5,005
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,4]	4,046	4,078
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,4]	721	731
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	8,090	8,330
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	41,797	42,211
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,055
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	17,618	17,762
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]	7,988	8,045
		6,114,477
Bonds & notes of governments & government agencies outside the U.S. 0.89%
British Columbia (Province of) 4.20% 7/6/2033	23,570	23,595
Colombia (Republic of) 7.50% 2/2/2034	19,343	20,117
Colombia (Republic of) 8.00% 11/14/2035	36,137	38,606
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	81,057
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	67,370
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	214,419
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,967
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	5,573
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR309,196,000	21,169
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	83,964,000	5,626
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	377,840,000	28,247
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD3,000	2,996
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD32,500	22,368
New South Wales Treasury Corp. 4.25% 2/20/2036	36,675	23,883
Panama (Republic of) 3.75% 4/17/2026	USD10,772	10,568
Panama (Republic of) 3.16% 1/23/2030	2,000	1,794
Panama (Republic of) 2.252% 9/29/2032	1,462	1,134
Peru (Republic of) 2.783% 1/23/2031	18,960	16,955
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	3,695	3,436
United Mexican States 6.35% 2/9/2035	253	266
United Mexican States 6.00% 5/7/2036	133,950	136,748
United Mexican States 5.00% 4/27/2051	5,100	4,314
United Mexican States 4.40% 2/12/2052	229	176
United Mexican States 6.338% 5/4/2053	4,895	4,879
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 3.75% 4/19/2071	USD465	$297
United Mexican States, Series M, 7.50% 5/26/2033	MXN1,800,000	81,770
		824,330
Municipals 0.54% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD2,685	2,349
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	230	230
Illinois 0.40%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,640
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	56,786
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,827
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	13,115
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	266,781	271,141
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,844	5,191
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.15% 5/15/2050 (put 5/15/2025)[3]	6,275	6,279
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	230	230
		373,209
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	85	85
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	320	319
Massachusetts 0.05%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	38,600	40,535
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	150	150
		40,685
Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	3,265	3,254
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	30	30
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	985	982
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	390	388
		1,400
The Bond Fund of America — Page 88 of 97

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Bonds, notes & other debt instruments (continued) Municipals (continued) Missouri 0.00%	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	USD165	$165
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	605	603
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,753
New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	250	250
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,775	21,830
Puerto Rico 0.02%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	22,193	14,315
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	195	196
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	310	309
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	519
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	780	778
		1,606
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,289
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	375	375
Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	135	135
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	280	278
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,290	28,176
		28,589
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	15	15
Total municipals		500,517
The Bond Fund of America — Page 89 of 97

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.01%		Principal amount (000)	Value (000)
Korea Electric Power Corp. 4.875% 1/31/2027		USD3,000	$3,048
Korea Electric Power Corp. 4.00% 6/14/2027		3,931	3,920
Korea Gas Corp. 5.00% 7/8/2029[4]		1,011	1,045
Korea National Oil Corp. 2.125% 4/18/2027		2,069	1,968
Korea National Oil Corp. 2.625% 4/18/2032		3,000	2,623
			12,604
Total bonds, notes & other debt instruments (cost: $89,265,429,000)			89,427,339
Common stocks 0.03% Health care 0.03%		Shares
Rotech Healthcare, Inc.[7,11,15]		342,069	31,700
Consumer discretionary 0.00%
NMG Parent, LLC[7,15]		4,595	561
MYT Holding Co., Class B15		521,407	65
			626
Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[7,15]		1,442,858	245
Total common stocks (cost: $16,909,000)			32,571
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 6.746% noncumulative preferred shares[3,4]		6,250	4,937
Total preferred securities (cost: $5,820,000)			4,937
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,15]		18,410	— [2]
Total rights & warrants (cost: $112,000)			— [2]
Short-term securities 13.81% Money market investments 13.79%
Capital Group Central Cash Fund 5.09%[16,17]		127,618,462	12,764,399
Corporate bonds, notes & loans 0.02%	Weighted average yield at acquisition	Principal amount (000)
Pacific Gas and Electric Co. (USD-SOFR + 0.95%) 6.305% 9/4/2025 [3]	6.305%	USD20,000	20,033
Total short-term securities (cost: $12,781,518,000)			12,784,432
Total investment securities 110.47% (cost: $102,069,788,000)			102,249,279
Other assets less liabilities (10.47)%			(9,691,642)
Net assets 100.00%			$92,557,637
The Bond Fund of America — Page 90 of 97

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Day Federal Funds Futures	Long	1,271	11/1/2024	USD504,098	$25
30 Day Federal Funds Futures	Long	213	12/2/2024	84,710	137
30 Day Federal Funds Futures	Short	11,272	2/3/2025	(4,503,994)	(8,303)
3 Month SOFR Futures	Short	12,556	3/19/2025	(3,012,184)	3,196
3 Month SOFR Futures	Long	371	6/18/2025	89,490	(126)
3 Month SOFR Futures	Long	9,103	9/17/2025	2,202,698	31,240
3 Month SOFR Futures	Short	1,425	6/17/2026	(345,652)	532
2 Year U.S. Treasury Note Futures	Long	142,153	1/6/2025	29,602,252	33,079
5 Year U.S. Treasury Note Futures	Long	115,796	12/31/2024	12,723,990	12,205
10 Year Euro-Bund Futures	Short	30	12/10/2024	(4,506)	(50)
10 Year Australian Treasury Bond Futures	Short	637	12/16/2024	(51,260)	257
10 Year Ultra U.S. Treasury Note Futures	Long	14,991	12/31/2024	1,773,389	(4,391)
10 Year UK Gilt Futures	Short	53	12/31/2024	(6,975)	40
10 Year U.S. Treasury Note Futures	Short	8,752	12/31/2024	(1,000,189)	2,959
20 Year U.S. Treasury Bond Futures	Short	10,131	12/31/2024	(1,258,143)	4,420
30 Year Ultra U.S. Treasury Bond Futures	Long	27,459	12/31/2024	3,654,621	(32,467)
					$42,753
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,466	EUR	1,325	Morgan Stanley	10/3/2024	$(9)
USD	1,003	EUR	910	HSBC Bank	10/3/2024	(10)
USD	2,755	EUR	2,490	Goldman Sachs	10/3/2024	(17)
AUD	25,588	USD	17,330	Barclays Bank PLC	10/4/2024	362
USD	138	AUD	206	JPMorgan Chase	10/4/2024	(5)
USD	2,692	AUD	4,010	JPMorgan Chase	10/4/2024	(80)
USD	14,583	GBP	11,200	BNP Paribas	10/4/2024	(390)
USD	68,424	AUD	101,417	Bank of America	10/4/2024	(1,696)
USD	3,897	EUR	3,500	Goldman Sachs	10/7/2024	— [2]
USD	7,566	EUR	6,826	HSBC Bank	10/7/2024	(34)
USD	1,154	EUR	1,039	Standard Chartered Bank	10/10/2024	(3)
USD	4,777	EUR	4,300	Standard Chartered Bank	10/10/2024	(12)
USD	5,953	EUR	5,359	Standard Chartered Bank	10/10/2024	(15)
USD	548,738	EUR	493,101	Morgan Stanley	10/10/2024	(385)
USD	142,355	EUR	128,969	Citibank	10/17/2024	(1,315)
USD	80,452	MXN	1,623,030	Standard Chartered Bank	10/17/2024	(1,750)
USD	42,136	AUD	63,300	Morgan Stanley	10/18/2024	(1,640)
USD	31,826	JPY	4,488,217	UBS AG	10/21/2024	498
USD	6,026	MXN	116,925	Morgan Stanley	10/21/2024	109
USD	52,937	IDR	823,059,603	Citibank	10/21/2024	(1,183)
JPY	63,295,232	CHF	371,800	BNP Paribas	10/31/2024	1,485
						$(6,090)
The Bond Fund of America — Page 91 of 97

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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8189%	Annual	SOFR	Annual	8/25/2025	USD360,000	$2,764	$—	$2,764
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	2,830	—	2,830
SOFR	Annual	4.63358%	Annual	10/31/2025	58,289	(515)	—	(515)
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	5,641	—	5,641
4.8755%	Annual	SOFR	Annual	4/18/2026	430,000	8,267	—	8,267
4.659%	Annual	SOFR	Annual	5/17/2026	245,500	4,226	—	4,226
SOFR	Annual	4.5265%	Annual	6/18/2026	130,000	(2,132)	—	(2,132)
SOFR	Annual	4.528%	Annual	6/18/2026	130,000	(2,135)	—	(2,135)
SOFR	Annual	4.5335%	Annual	6/18/2026	260,000	(4,293)	—	(4,293)
SOFR	Annual	3.914%	Annual	6/30/2026	356,000	(2,411)	—	(2,411)
SOFR	Annual	3.35186%	Annual	9/30/2026	276,200	(186)	—	(186)
SOFR	Annual	3.4798%	Annual	9/30/2026	552,600	(1,612)	—	(1,612)
SOFR	Annual	3.496%	Annual	9/30/2026	1,172,200	(3,753)	—	(3,753)
3.624%	Annual	SOFR	Annual	2/20/2028	220,100	2,337	—	2,337
3.616%	Annual	SOFR	Annual	2/20/2028	105,800	1,108	—	1,108
3.998%	Annual	SOFR	Annual	12/4/2028	291,102	8,185	—	8,185
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN2,496,232	6,121	—	6,121
SOFR	Annual	4.017%	Annual	6/24/2029	USD109,500	(3,589)	—	(3,589)
9.50%	28-day	28-day MXN-TIIE	28-day	7/5/2029	MXN2,496,817	4,729	—	4,729
SOFR	Annual	3.9565%	Annual	7/12/2029	USD109,500	(3,334)	—	(3,334)
9.54%	28-day	28-day MXN-TIIE	28-day	7/19/2029	MXN2,488,056	4,939	—	4,939
SOFR	Annual	3.8185%	Annual	7/26/2029	USD113,897	(2,801)	—	(2,801)
8.94%	28-day	28-day MXN-TIIE	28-day	8/22/2029	MXN1,235,200	961	—	961
SOFR	Annual	3.3825%	Annual	8/29/2029	USD77,099	(418)	—	(418)
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(546)	—	(546)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(1,163)	—	(1,163)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	1,438	—	1,438
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	(4,758)	—	(4,758)
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	(4,063)	—	(4,063)
SOFR	Annual	3.8275%	Annual	9/1/2033	68,300	(2,694)	—	(2,694)
SOFR	Annual	3.997%	Annual	9/14/2033	68,700	(3,618)	—	(3,618)
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	(2,666)	—	(2,666)
SOFR	Annual	3.5935%	Annual	1/9/2034	146,375	(3,149)	—	(3,149)
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	(9,230)	—	(9,230)
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	(580)	—	(580)
SOFR	Annual	3.8055%	Annual	6/18/2034	143,310	(5,628)	—	(5,628)
9.02%	28-day	28-day MXN-TIIE	28-day	8/16/2034	MXN613,300	702	—	702
9.005%	28-day	28-day MXN-TIIE	28-day	8/16/2034	508,100	555	—	555
9.00%	28-day	28-day MXN-TIIE	28-day	8/16/2034	508,200	546	—	546
SOFR	Annual	3.379%	Annual	8/29/2034	USD19,349	(74)	—	(74)
SOFR	Annual	3.4105%	Annual	8/29/2034	13,745	(89)	—	(89)
SOFR	Annual	3.3865%	Annual	8/29/2034	21,012	(93)	—	(93)
SOFR	Annual	3.393%	Annual	8/29/2034	19,349	(96)	—	(96)
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	1,303	—	1,303
SOFR	Annual	3.6815%	Annual	2/20/2054	13,700	(895)	—	(895)
SOFR	Annual	3.6765%	Annual	2/20/2054	17,846	(1,149)	—	(1,149)
SOFR	Annual	3.7205%	Annual	2/21/2054	11,454	(831)	—	(831)
						$(11,849)	$—	$(11,849)
The Bond Fund of America — Page 92 of 97

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 9/30/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD193,034	$4,343	$4,320	$23
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 13.79%
Money market investments 13.79%
Capital Group Central Cash Fund 5.09%[16]	$12,896,768	$19,273,354	$19,409,952	$1,658	$2,571	$12,764,399	$533,059
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,15]	9/26/2013	$12,646	$31,700	.03%
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.571% 4/26/2031[1,3]	9/5/2024	23,582	23,554.03
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,027.01
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,911	2,949	.00 [20]
Total		$44,139	$63,230	.07%

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,963,411,000, which represented 14.01% of the net assets of the fund.

[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $91,595,000, which represented .10% of the net assets of the fund.

[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $63,230,000, which represented .07% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $568,680,000, which represented .61% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 9/30/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $52,304,256,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,004,108,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,213,135,000 and $389,297,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$34,145,134	$10,354	$34,155,488
Corporate bonds, notes & loans	—	28,085,847	5,027	28,090,874
U.S. Treasury bonds & notes	—	19,729,049	—	19,729,049
Asset-backed obligations	—	6,063,994	50,483	6,114,477
Bonds & notes of governments & government agencies outside the U.S.	—	824,330	—	824,330
Municipals	—	500,517	—	500,517
Federal agency bonds & notes	—	12,604	—	12,604
Common stocks	—	65	32,506	32,571
Preferred securities	—	4,937	—	4,937
Rights & warrants	—	—	— *	— *
Short-term securities	12,764,399	20,033	—	12,784,432
Total	$12,764,399	$89,386,510	$98,370	$102,249,279

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$88,090	$—	$—	$88,090
Unrealized appreciation on open forward currency contracts	—	2,454	—	2,454
Unrealized appreciation on centrally cleared interest rate swaps	—	56,652	—	56,652
Unrealized appreciation on centrally cleared credit default swaps	—	23	—	23
Liabilities:
Unrealized depreciation on futures contracts	(45,337)	—	—	(45,337)
Unrealized depreciation on open forward currency contracts	—	(8,544)	—	(8,544)
Unrealized depreciation on centrally cleared interest rate swaps	—	(68,501)	—	(68,501)
Total	$42,753	$(17,916)	$—	$24,837
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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unaudited

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-008-1124
The Bond Fund of America — Page 97 of 97